           WESTCORE FUNDS     Better research makes the difference.



                                                             November 29th, 1996






          Semi-Annual
               Report


Westcore Equity Funds
                      Westcore MIDCO Growth Fund
                      Westcore Blue Chip Fund
                      Westcore Growth and Income Fund
                      Westcore Small-Cap Opportunity Fund


  Westcore Bond Funds
                      Westcore Intermediate-Term Bond Fund
                      Westcore Long-Term Bond Fund
                      Westcore Colorado Tax-Exempt Fund




                      Westcore Funds are managed by

                      Denver Investment Advisors LLC.

Dear Westcore Investor:

This 1996 Semi-Annual Report provides you with an update on your Westcore Funds' performance and holdings.

As you receive this report, the U.S. economy will be starting its 6th year of growth. In this long business cycle, inflation has remained low, earnings generally have grown, and the stock market has continued to set new record highs. The growth has enabled the budget deficit to decline, the Federal Reserve has been able to pursue a benign monetary policy and interest rates are at moderate levels.

This environment has been good for shareholders of the Westcore Funds. While our managers are always vigilant to possible changes in the environment, they expect to continue to see moderate economic growth and low inflation, which should be a positive climate for returns on financial assets. A major concern for stock investors is valuation. The stock market is selling at the high end of historic valuation ranges. Our managers foresee that these valuation levels will continue, but feel they are unlikely to increase.

Westcore's investment research continues to focus on security selection through identifying early changes that can lead to rapid earnings growth and/or higher valuations for individual stocks and bonds.

Over the long-term, our Funds have generated competitive returns and several of our portfolio managers and Funds have received favorable national publicity from news outlets such as CNBC and Investors' Business Daily. Westcore provides a family of no-load funds that can meet a wide variety of investment objectives and we believe the Funds are well-positioned for the current economic conditions.

We continue to be committed to providing you the best customer service possible. Please let us hear from you with questions about your investments or ideas on improving our service.


     Sincerely,

     /s/ JACK D. HENDERSON              /s/ KENNETH V. PENLAND
     Jack D. Henderson                  Kenneth V. Penland

     Chairman                           President

-------------------------------------------------------------------------------
WESTCORE FUNDS SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 29, 1996 (UNAUDITED)

                                      MIDCO          Blue       Small-Cap       Growth     Intermediate-   Long-Term     Colorado
                                      Growth         Chip      Opportunity    and Income       Term          Bond       Tax-Exempt
                                       Fund          Fund          Fund          Fund        Bond Fund       Fund          Fund
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
ASSETS
Investments, at value
  (cost-see below)                  628,025,253    62,365,433    36,007,940    22,106,854    70,852,016    23,951,048    18,454,781
   -see accompanying statements
Receivable for investments sold       3,580,811             0             0             0       678,740         4,329             0
Dividends and interest receivable       121,898       139,107        27,840        53,151     1,142,343       408,389       324,566
Shares of beneficial
  interest sold                       2,512,825        48,411         1,247        17,996        16,513             0         2,000
Organizational costs, net of
  accumulated amortization                    0             0        36,155             0             0             0             0
Prepaid expenses and other assets        18,184        17,314         8,392         9,461        14,933         9,593         8,677
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                        634,258,971    62,570,265    36,081,574    22,187,462    72,704,545    24,373,359    18,790,024
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Investments purchased                 4,003,134        21,302           247        19,071             0             0     1,304,668
Investment
  advisory fee                          317,989        30,935        19,429         4,394        20,823         6,514             0
Shares of beneficial
  interest redeemed                     593,950         1,027           989        16,426        84,504         4,329             0
Administration fee                      146,764        14,895         7,706         4,682        16,901         5,673         2,840
Trustee fee                                 441           118           244           247           179           164            52
Other payables                          398,442        51,924        15,170        32,765        59,105        22,337         5,392
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                     5,460,720       120,201        43,785        77,585       181,512        39,017     1,312,952
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                          628,798,251    62,450,064    36,037,789    22,109,877    72,523,033    24,334,342    17,477,072
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                     362,726,143    33,755,344    28,221,824    13,960,610    72,944,573    22,296,550    16,909,948
(Over) Undistributed net
  investment income                  (5,111,294)      128,061         1,174      (181,514)       81,434        29,181        15,172
Accumulated net realized
  gain (loss) from investment
  transactions                       85,872,980    10,217,244     1,262,434     2,525,529    (1,828,137)      414,831       (26,824)
Net unrealized appreciation
  of investments                    185,310,422    18,349,415     6,552,357     5,805,252     1,325,163     1,593,780       578,776
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                          628,798,251    62,450,064    36,037,789    22,109,877    72,523,033    24,334,342    17,477,072
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
Net Assets                          628,798,251    62,450,064    36,037,789    22,109,877    72,523,033    24,334,342    17,477,072
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial
  interest outstanding               27,015,728     3,207,049     1,583,795     1,644,050     6,976,746     2,383,628     1,605,669

Net asset value and redemption
  price per share                        $23.28        $19.47        $22.75        $13.45        $10.39        $10.21        $10.88
COST OF INVESTMENTS                $442,714,831   $44,016,018   $29,455,583   $16,301,602   $69,526,853   $22,357,268   $17,876,005
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------  3

MIDCO GROWTH FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)

Shares                                                            Market Value*
------                                                            -------------

             COMMON STOCK  94.62%
-------------------------------------------------------------------------------
             CAPITAL GOODS  17.73%
-------------------------------------------------------------------------------
             COMPUTER HARDWARE  .82%
-------------------------------------------------------------------------------
    88,700   Sun Microsystems Inc                                    $5,166,775
                                                                  -------------

             COMPUTER SOFTWARE & SERVICES  8.81%
-------------------------------------------------------------------------------
   104,800   American Management Systems                              3,726,950
    71,900   Broderbund Software Inc**                                2,157,000
    93,100   CompuServe Corporation**                                   977,550
    88,400   Electronic Arts Inc**                                    2,839,850
   154,914   First Data Corp                                          6,177,197
    42,300   Harbinger Corp                                           1,105,088
   148,600   Informix Corp**                                          3,529,250
    89,100   McAfee Associates Inc                                    4,254,525
   237,525   Oracle Corp                                             11,638,725
    45,800   PeopleSoft Inc                                           4,190,700
    52,200   PSINet Inc**                                               662,288
    24,100   Renaissance Solutions Inc**                                909,774
    42,400   Security Dynamics Technologies                           1,743,700
   160,100   Sterling Commerce Inc**                                  5,043,150
    45,300   Synopsys Inc**                                           2,004,525
    98,650   Technology Solutions Co                                  4,439,250
                                                                  -------------
                                                                     55,399,522
                                                                  -------------

             ELECTRONICS  3.38%
-------------------------------------------------------------------------------
    49,800   Atmel Corp**                                             1,637,175
    29,300   Lattice Semiconductor Corp**                             1,311,175
    79,800   Maxim Integrated Products Inc**                          3,700,725
    42,600   Microchip Technology Inc                                 2,034,150
    84,700   SCI Systems Inc**                                        4,467,925
    55,500   Solectron Corp**                                         3,246,750
   137,400   VLSI Technology Inc**                                    3,160,200
    37,500   Xilinx Inc**                                             1,645,312
                                                                  -------------
                                                                     21,203,412
                                                                  -------------

             ENGINEERING & CONSTRUCTION  .64%
-------------------------------------------------------------------------------
    83,200   Ionics Inc**                                             4,014,400
                                                                  -------------

             NETWORKING  3.09%
-------------------------------------------------------------------------------
   188,900   3Com Corp**                                             14,191,113
    21,600   Ascend Communications Inc                                1,536,300
    54,300   Cisco Systems Inc                                        3,685,612
                                                                  -------------
                                                                     19,413,025
                                                                  -------------

             OFFICE PRODUCTS  .49%
-------------------------------------------------------------------------------
    59,700   Alco Standard Corp                                       3,089,475
                                                                  -------------

             OTHER-CAPITAL GOODS .50%
-------------------------------------------------------------------------------
    51,600   Greenfield Industries Inc                               $1,509,300
    41,000   OEA Inc                                                  1,650,250
                                                                  -------------
                                                                      3,159,550
                                                                  -------------

TOTAL CAPITAL GOODS
   (Cost $75,911,047)                                               111,446,159
                                                                  -------------

             CONSUMER CYCLICALS  39.77%
-------------------------------------------------------------------------------
             BUILDING RELATED  .95%
-------------------------------------------------------------------------------
    44,000   Fleetwood Enterprises Inc                                1,342,000
   149,000   Newell Co                                                4,619,000
                                                                  -------------
                                                                      5,961,000
                                                                  -------------

             CONSUMER PRODUCTS  1.11%
-------------------------------------------------------------------------------
   130,800   Callaway Golf Co                                         3,973,050
    81,500   Culligan Water Technologies**                            3,035,875
                                                                  -------------
                                                                      7,008,925
                                                                  -------------

             CONSUMER SERVICES  5.04%
-------------------------------------------------------------------------------
   576,232   CUC International Inc                                   15,198,119
   319,900   Loewen Group Inc                                        12,915,962
   136,200   Sylvan Learning Systems Inc                              3,558,225
                                                                  -------------
                                                                     31,672,306
                                                                  -------------

             CONSUMER SOFT GOODS  .92%
-------------------------------------------------------------------------------
    72,900   Designer Holdings Ltd**                                  1,120,838
    58,800   Jones Apparel Group                                      1,808,100
   107,900   Warnaco Group Inc Class A                                2,872,837
                                                                  -------------
                                                                      5,801,775
                                                                  -------------

             DISTRIBUTION  .28%
-------------------------------------------------------------------------------
    47,800   MSC Indl Direct Inc Cl A**                               1,786,525
                                                                  -------------

             HOTELS/LEISURE  4.73%
-------------------------------------------------------------------------------
   299,000   HFS Inc                                                 19,360,250
    86,100   Harrahs Entertainment Inc**                              1,528,275
   136,900   International Game Technology                            2,669,550
    67,800   MGM Grand Inc**                                          2,618,775
   215,100   Prime Hospitality Corp**                                 3,576,038
                                                                  -------------
                                                                     29,752,888
                                                                  -------------


4  ----------------------------------------------------------------------------

MIDCO GROWTH FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)(CONTINUED)

Shares                                                            Market Value*
------                                                            -------------

             MEDIA-PUBLISHING  5.36%
-------------------------------------------------------------------------------
   143,750   Evergreen Media Corp Class A                            $3,557,813
   494,300   Home Shopping Network Inc**                              5,560,875
   285,925   Infinity Broadcasting Co Cl A**                          9,185,341
   380,000   National Education Corp**                                5,367,500
    22,800   Scholastic Corp**                                        1,698,600
    44,100   Tribune Co                                               3,814,650
   272,900   Westwood One Inc**                                       4,536,962
                                                                  -------------
                                                                     33,721,741
                                                                  -------------

             OTHER-CONSUMER CYCLICAL  .59%
-------------------------------------------------------------------------------
   121,450   Unifi Inc                                                3,689,044
                                                                  -------------

             RETAIL  10.45%
-------------------------------------------------------------------------------
   232,400   AutoZone Inc**                                           5,722,850
   174,100   Bed Bath & Beyond Inc                                    4,559,244
    73,200   CVS Corp                                                 3,010,350
   197,100   Consolidated Stores Corp                                 7,292,700
    42,400   Discount Auto Parts Inc.**                               1,086,500
   318,133   Dollar General Corp                                      9,146,324
    21,074   Footstar Inc                                               432,017
   199,000   General Nutrition Cos**                                  3,432,750
    23,600   Intimate Brands Inc Cl A                                   383,500
   133,700   Kohls Corp                                               5,331,288
   202,300   Lowe's Companies Inc                                     8,218,438
   238,900   Pier 1 Imports Inc                                       3,255,013
    87,200   Saks Holdings Inc**                                      2,834,000
   103,700   Sports Authority Inc.**                                  2,566,574
    66,800   Stein Mart**                                             1,277,550
    88,700   TJX Companies Inc                                        4,002,587
   156,500   Zale Corp**                                              3,110,437
                                                                  -------------
                                                                     65,662,122
                                                                  -------------

             TELECOMMUNICATIONS 10.34%
-------------------------------------------------------------------------------
    96,000   ADC Telecommunications Inc                               3,480,000
    75,100   Adtran Inc**                                             3,351,338
    89,700   FORE Systems Inc                                         3,520,725
   142,000   ICG Communications Inc**                                 2,982,000
    53,900   Intermedia Communication Co**                            1,603,525
    31,900   LCI International Inc**                                  1,040,738
   263,000   MFS Communications Inc**                                12,689,750
    68,200   Nokia Corp                                               3,827,725
    64,300   QUALCOMM Inc**                                           2,700,600
    72,000   Spectrian Corp**                                           693,000
    26,400   Sync Research Inc**                                        518,100
    83,300   Teleport Communications Inc**                            2,759,313
    69,700   U.S. Robotics Corp                                       5,480,162
    57,100   Uniphase Corp                                            3,397,450
   734,260   WorldCom Inc                                            16,979,760
                                                                  -------------
                                                                     65,024,186
                                                                  -------------

TOTAL CONSUMER CYCLICALS
  (Cost $170,888,708)                                               250,080,512
                                                                  -------------

             CONSUMER STAPLES  17.12%
-------------------------------------------------------------------------------
             DRUG & HEALTHCARE PRODUCTS  5.93%
-------------------------------------------------------------------------------
    60,000   Arrow International Inc                                 $1,605,000
   102,600   Biochem Pharmaceuticals Inc.**                           4,394,163
   123,900   Biogen Inc                                               4,739,175
    66,600   Guidant Corp                                             3,521,475
    81,800   IDEXX Laboratories Corp**                                2,863,000
   147,800   North American Vaccine Inc.**                            3,602,625
    81,000   Physio-Control Intl Corp**                               1,498,500
   111,500   SEQUUS Pharmaceuticals Inc**                             1,602,813
    23,500   St Jude Med Inc**                                          981,125
    48,700   Sola International Inc**                                 1,710,588
   202,300   Sybron Intl Corp**                                       6,144,863
   118,932   Watson Pharmaceuticals Inc**                             4,638,347
                                                                  -------------
                                                                     37,301,674
                                                                  -------------

             FOOD, BEVERAGES, & TOBACCO  .32%
-------------------------------------------------------------------------------
    76,350   Richfood Holdings Inc                                    1,985,100
                                                                  -------------

             HEALTHCARE SERVICES  10.87%
-------------------------------------------------------------------------------
   108,900   Access Health Inc                                        4,274,325
   194,800   Genesis Health Ventures                                  5,430,050
    90,900   HBO & Co                                                 5,169,938
   226,450   Health Mgmt Association Cl A                             5,010,206
   102,600   HEALTHSOUTH Corp**                                       3,860,325
   562,600   Oxford Health Plans Inc                                 32,630,800
    54,100   Pediatrix Med Group**                                    2,089,613
   225,175   PhyCor Inc                                               7,275,966
    76,600   Total Renal Care Holdings**                              2,623,550
                                                                  -------------
                                                                     68,364,773
                                                                  -------------

TOTAL CONSUMER STAPLES
  (Cost $66,576,053)                                                107,651,547
                                                                  -------------

             CREDIT SENSITIVE  4.67%
-------------------------------------------------------------------------------
             FINANCIAL SERVICES  2.28%
-------------------------------------------------------------------------------
    56,750   ADVANTA Corp Cl. B                                       2,383,500
    41,800   Credit Acceptance Corp**                                 1,081,575
    75,013   Mercury Finance Co                                         872,026
    50,300   MGIC Investment Corp Wisconsin                           3,766,213
    91,400   Olympic Financial Ltd**                                  1,268,175
   128,700   Schwab Charles Corp                                      3,877,087
   171,800   World Acceptance Corp**                                  1,116,700
                                                                  -------------
                                                                     14,365,276
                                                                  -------------

             INSURANCE  1.44%
-------------------------------------------------------------------------------
    42,800   Executive Risk                                           1,712,000
    90,745   Frontier Insurance Group Inc                             3,470,996
   115,533   Mutual Risk Management Ltd                               3,855,914
                                                                  -------------
                                                                      9,038,910
                                                                  -------------


----------------------------------------------------------------------------  5

MIDCO GROWTH FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)(CONTINUED)

Shares                                                            Market Value*
------                                                            -------------

             UTILITIES-ELECTRIC  .95%
-------------------------------------------------------------------------------
   121,797   AES Corp**                                              $5,952,831
                                                                  -------------

TOTAL CREDIT SENSITIVE
  (Cost $18,424,369)                                                 29,357,017
                                                                  -------------

             INTERMEDIATE GOODS
             & SERVICES  15.33%
-------------------------------------------------------------------------------
             AUTOMOTIVE  .51%
-------------------------------------------------------------------------------
    35,000   APS Holding Corporation**                                  665,000
   131,700   Gentex Corp                                              2,564,041
                                                                  -------------
                                                                      3,229,041
                                                                  -------------

             BUSINESS SERVICES  4.74%
-------------------------------------------------------------------------------
    93,733   AC Nielsen Corp**                                        1,628,617
    45,000   Alternative Resources Corp**                               776,250
    72,100   Cognizant Corp**                                         2,487,450
    55,200   Concord EFS Inc.**                                       1,607,700
   198,900   Medaphis Corp**                                          2,063,588
    59,000   National Techteam Inc                                    1,290,625
    59,700   Newpark Resources**                                      2,089,500
   451,800   Philip Environmental**                                   5,873,400
    67,000   United Waste Systems                                     2,244,500
   216,100   USA Waste Services**                                     6,969,225
    45,800   West Teleservices Corp**                                 1,139,275
    70,500   Wilmar Industries Inc**                                  1,603,874
                                                                  -------------
                                                                     29,774,004
                                                                  -------------

             CHEMICAL  1.61%
-------------------------------------------------------------------------------
   139,400   Airgas Inc**                                             3,589,550
    45,900   Cytec Industries Inc                                     1,698,300
    33,000   Olin Corp**                                              1,315,875
    72,700   Praxair Inc                                              3,535,038
                                                                  -------------
                                                                     10,138,763
                                                                  -------------

             ENERGY EQUIPMENT & SERVICES  2.98%
-------------------------------------------------------------------------------
    85,600   BJ Services Inc.**                                       4,087,400
    11,400   Falcon Drilling Inc**                                      456,000
   216,000   Input/Output Inc**                                       5,184,000
   158,100   Nabors Industries**                                      3,063,188
    57,400   Production Operators Corp                                2,568,650
     2,100   Reading & Bates Corp**                                      60,900
    70,600   Tidewater Inc                                            3,088,750
     4,000   Transocean Offshore Inc                                    241,000
                                                                  -------------
                                                                     18,749,888
                                                                  -------------

             ENERGY PRODUCERS  4.95%
-------------------------------------------------------------------------------
   117,600   Anadarko Petroleum                                       7,864,500
   361,700   Apache Corp                                             13,156,838
    12,200   Noble Drilling**                                           234,850
   251,100   Parker & Parsley Petroleum Co                            8,286,300
    31,200   United Meridian Corp**                                   1,591,200
                                                                  -------------
                                                                     31,133,688
                                                                  -------------

             TRANSPORTATION  .54%
-------------------------------------------------------------------------------
   136,575   Comair Holdings Inc                                     $3,397,303
                                                                  -------------

TOTAL INTERMEDIATE GOODS & SERVICES
  (Cost $77,847,323)                                                 96,422,687
                                                                  -------------

             WARRANTS 0.00%
-------------------------------------------------------------------------------
        71   Westwood One Inc. Warrants                                       0
  (Cost $0)                                                       -------------

TOTAL COMMON STOCKS
  (Cost $409,647,500)                                               594,957,922
                                                                  -------------

             MUTUAL FUNDS  3.04%
-------------------------------------------------------------------------------
19,000,360   Provident Institutional Temp Fund                       19,105,424
  (Cost $19,105,424)                                              -------------

    Face     SHORT-TERM U.S. GOVERNMENT
   Amount    TREASURIES  2.22%
-------------------------------------------------------------------------------
$14,000,000  United States Treasury Bill                             13,961,907
  (Cost $13,961,907)                                              -------------

TOTAL INVESTMENTS
  (Cost $442,714,831)                                   99.88%     $628,025,253

Other Assets in Excess
  of Liabilities                                         0.12%          772,998
                                                    ---------------------------
NET ASSETS                                             100.00%     $628,798,251
                                                    ---------------------------
                                                    ---------------------------


*See Note 1 to Notes of Financial Statements.
**Denotes non-income producing security.


6  ----------------------------------------------------------------------------

BLUE CHIP FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)

Shares                                                            Market Value*
------                                                            -------------

             COMMON STOCK  99.68%
-------------------------------------------------------------------------------
             CAPITAL GOODS  7.26%
-------------------------------------------------------------------------------
             AEROSPACE & DEFENSE  4.37%
-------------------------------------------------------------------------------
    22,400   McDonnell Douglas Corp                                  $1,184,400
    11,000   United Technologies Corp                                 1,542,750
                                                                  -------------
                                                                      2,727,150
                                                                  -------------

             COMPUTER SOFTWARE & SERVICES  2.89%
-------------------------------------------------------------------------------
    27,502   Computer Associates International Inc.                   1,808,257
                                                                  -------------

TOTAL CAPITAL GOODS
   (Cost $1,782,787)                                                  4,535,407
                                                                  -------------

             CONSUMER CYCLICALS  17.12%
-------------------------------------------------------------------------------
             ENTERTAINMENT  2.17%
-------------------------------------------------------------------------------
    42,900   Carnival Corp Class A                                    1,356,713
                                                                  -------------

             HARDWARE & TOOLS  2.05%
-------------------------------------------------------------------------------
    33,800   Black & Decker Corp                                      1,280,175
                                                                  -------------

             HOTELS-MOTELS  2.35%
-------------------------------------------------------------------------------
    50,100   Hilton Hotels Corp                                       1,465,425
                                                                  -------------

             PHOTOGRAPHY/IMAGING  2.05%
-------------------------------------------------------------------------------
    15,800   Eastman Kodak Co                                         1,279,800
                                                                  -------------

             RETAIL STORES-DEPARTMENT STORES  1.63%
-------------------------------------------------------------------------------
    33,200   Dillard Department Stores Cl A                           1,016,750
                                                                  -------------

             RETAIL STORES-GENERAL MERCHANDISE  6.87%
-------------------------------------------------------------------------------
    41,800   Dayton Hudson Corp                                       1,624,975
    46,100   GAP Stores Inc                                           1,480,962
    23,750   Sears Roebuck & Co                                       1,181,562
                                                                  -------------
                                                                      4,287,499
                                                                  -------------

TOTAL CONSUMER CYCLICALS
    (Cost $7,643,045)                                                10,686,362
                                                                  -------------

             CONSUMER STAPLES  29.59%
-------------------------------------------------------------------------------
             BEVERAGES-ALCOHOLIC  2.02%
-------------------------------------------------------------------------------
    29,800   Anheuser Busch Cos                                       1,262,775
                                                                  -------------

             BEVERAGES-SOFT DRINKS  2.06%
-------------------------------------------------------------------------------
    43,060   PepsiCo Inc                                              1,286,417
                                                                  -------------

             DRUGS  4.79%
-------------------------------------------------------------------------------
    17,000   Pfizer Inc                                               1,523,625
    20,600   Schering-Plough Corp                                     1,467,750
                                                                  -------------
                                                                      2,991,375
                                                                  -------------

             FOOD  5.77%
-------------------------------------------------------------------------------
    29,400   Dole Food Co                                            $1,146,600
    45,600   IBP Inc                                                  1,128,600
    33,800   Sara Lee Corp                                            1,326,650
                                                                  -------------
                                                                      3,601,850
                                                                  -------------

             HEALTHCARE DIVERSIFIED  2.62%
-------------------------------------------------------------------------------
    14,390   Bristol-Myers Squibb Co                                  1,636,863
                                                                  -------------

             MEDICAL PRODUCTS & SUPPLIES  1.98%
-------------------------------------------------------------------------------
    29,500   Becton Dickinson & Co                                    1,239,000
                                                                  -------------


             RETAIL STORES-DRUG  4.64%
-------------------------------------------------------------------------------
    33,600   CVS Corp                                                 1,381,800
    38,300   Rite Aid Corp                                            1,517,638
                                                                  -------------
                                                                      2,899,438
                                                                  -------------

             RETAIL STORES-FOOD CHAINS  3.89%
-------------------------------------------------------------------------------
    33,930   Giant Food Inc Class A                                   1,145,138
    39,200   Great Atlantic & Pacific Tea                             1,283,800
                                                                  -------------
                                                                      2,428,938
                                                                  -------------

             TOBACCO  1.82%
-------------------------------------------------------------------------------
    34,740   UST Inc                                                  1,133,393
                                                                  -------------

TOTAL CONSUMER STAPLES
   (Cost $13,567,232)                                                18,480,049
                                                                  -------------

             CREDIT SENSITIVE  24.72%
-------------------------------------------------------------------------------
             ELECTRIC COMPANIES  5.07%
-------------------------------------------------------------------------------
    37,400   Central & South West Corp                                1,000,450
    55,650   Edison International                                     1,106,043
    31,630   General Public Utilities                                 1,063,558
                                                                  -------------
                                                                      3,170,051
                                                                  -------------

             FINANCIAL-MISCELLANEOUS  2.34%
-------------------------------------------------------------------------------
    15,200   Student Loan Marketing Ass'n                             1,461,100
                                                                  -------------

             INVESTMENT BANKING/BROKERAGE  2.76%
-------------------------------------------------------------------------------
    38,333   Traveler's Group Inc                                     1,724,999
                                                                  -------------

             MAJOR REGIONAL BANKS  5.29%
-------------------------------------------------------------------------------
    21,240   First Union Corp                                         1,622,205
    16,200   NationsBank Corp                                         1,678,725
                                                                  -------------
                                                                      3,300,930
                                                                  -------------

             MONEY CENTER BANKS  2.84%
-------------------------------------------------------------------------------
    18,750   Chase Manhattan Corp                                     1,771,875
                                                                  -------------

             NATURAL GAS  2.22%
-------------------------------------------------------------------------------
    28,850   Coastal Corp                                             1,388,406
                                                                  -------------

             PROPERTY & CASUALTY INSURANCE  2.21%
-------------------------------------------------------------------------------
    69,100   USF&G Corp                                               1,382,000
                                                                  -------------

----------------------------------------------------------------------------- 7

BLUE CHIP FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)(CONTINUED)

Shares                                                            Market Value*
------                                                            -------------

             TELECOMMUNICATIONS  1.99%
-------------------------------------------------------------------------------
    29,660   Sprint Corp                                             $1,242,013
                                                                  -------------

TOTAL CREDIT SENSITIVE
   (Cost $10,841,527)                                                15,441,374
                                                                  -------------

             INTERMEDIATE GOODS
             & SERVICES  20.99%
-------------------------------------------------------------------------------
             CHEMICAL-DIVERSIFIED  2.38%
-------------------------------------------------------------------------------
    24,260   PPG Industries Inc.                                      1,485,925
                                                                  -------------

             OIL EXPLORATION & PRODUCTION  1.50%
-------------------------------------------------------------------------------
    17,700   Burlington Resources Inc                                   938,100
                                                                  -------------

             MISCELLANEOUS  4.48%
-------------------------------------------------------------------------------
    20,890   Harris Corp                                              1,430,965
    14,700   Loew's Corp                                              1,363,425
                                                                  -------------
                                                                      2,794,390
                                                                  -------------

             OIL (INTEGRATED -DOMESTIC)  6.91%
-------------------------------------------------------------------------------
     9,200   Atlantic Richfield Co                                    1,279,950
    24,100   Tosco Corp                                               1,834,613
    52,600   USX-Marathon Group                                       1,203,225
                                                                  -------------
                                                                      4,317,788
                                                                  -------------

             OIL (INTEGRATED -INTERNATIONAL)  3.92%
-------------------------------------------------------------------------------
     9,900   Mobil Corp                                               1,197,900
    12,600   Texaco Inc                                               1,248,975
                                                                  -------------
                                                                      2,446,875
                                                                  -------------

             RAILROADS  1.80%
-------------------------------------------------------------------------------
    24,100   CSX Corp                                                 1,126,675
                                                                  -------------

TOTAL INTERMEDIATE GOODS & SERVICES
      (Cost $10,068,939)                                             13,109,753
                                                                  -------------

TOTAL COMMON STOCKS
      (Cost $43,903,530)                                             62,252,945
                                                                  -------------

             MUTUAL FUNDS  .18%
-------------------------------------------------------------------------------
109,734      Provident Institutional Temp Fund                          112,488
     (Cost $112,488)                                              -------------

TOTAL INVESTMENTS
     (Cost $44,016,018)                    99.86%                   $62,365,433
Other Assets in Excess
  of Liabilities                            0.14%                        84,631
                                   -------------                  -------------
NET ASSETS                                100.00%                   $62,450,064
                                   -------------                  -------------
                                   -------------                  -------------

*See Note 1 of Notes to Financial Statements.


SMALL-CAP OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)

Shares                                                            Market Value*
------                                                            -------------

             COMMON STOCK  97.71%
-------------------------------------------------------------------------------
             BASIC INDUSTRIES  6.22%
-------------------------------------------------------------------------------
             COMMERCIAL CONSTRUCTION  1.53%
-------------------------------------------------------------------------------
    27,495   Granite Construction Inc                                  $549,900
                                                                  -------------

             PAPER & WOOD  1.10%
-------------------------------------------------------------------------------
    10,240   Rayonier Inc                                               396,800
                                                                  -------------

             RUBBER & PLASTICS  2.13%
-------------------------------------------------------------------------------
    19,300   Tredegar Industries                                        767,175
                                                                  -------------

             STEEL & CONCRETE  1.46%
-------------------------------------------------------------------------------
     9,270   Texas Industries Inc                                       527,231
                                                                  -------------

TOTAL BASIC INDUSTRIES
   (Cost $1,787,061)                                                  2,241,106
                                                                  -------------


             CAPITAL GOODS  7.08%
-------------------------------------------------------------------------------
             CONSTRUCTION EQUIPMENT  1.65%
-------------------------------------------------------------------------------
    21,320   AGCO Corp                                                  594,295
                                                                  -------------

             MISCELLANEOUS PRODUCTION GOODS  5.43%
-------------------------------------------------------------------------------
    14,716   Commercial Metals Co                                       469,073
    23,850   Global Industrial Technologies**                           488,925
    11,270   Pittway Corp Class A                                       608,580
    13,160   Smith (A.O.) Corp                                          389,865
                                                                  -------------
                                                                      1,956,443
                                                                  -------------

TOTAL CAPITAL GOODS
   (Cost $2,015,958)                                                  2,550,738
                                                                  -------------

             CONSUMER CYCLICALS  13.26%
-------------------------------------------------------------------------------
             APPAREL/SHOES/TEXTILES  3.10%
-------------------------------------------------------------------------------
    15,500   Liz Claiborne Inc                                          656,813
     9,880   Springs Industries Inc Cl A                                459,420
                                                                  -------------
                                                                      1,116,233
                                                                  -------------

             CONSUMER DURABLES  1.65%
-------------------------------------------------------------------------------
    48,000   Furniture Brands International**                           594,000
                                                                  -------------

             OTHER-CONSUMER CYCLICAL  2.58%
-------------------------------------------------------------------------------
    27,000   K2 Inc                                                     455,000
    27,000   Russ Berrie & Co                                           475,875
                                                                  -------------
                                                                        930,875
                                                                  -------------

             RESIDENTIAL CONSTRUCTION  2.50%
-------------------------------------------------------------------------------
    20,680   Continental Homes Holding Corp                             423,940
    46,970   NVR Inc**                                                  475,571
                                                                  -------------
                                                                        899,511
                                                                  -------------

 8 ----------------------------------------------------------------------------

SMALL-CAP OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)(CONTINUED)

Shares                                                            Market Value*
------                                                            -------------

             VEHICLES/ACCESSORIES  3.43%
-------------------------------------------------------------------------------
    14,800   Arvin Industries Inc                                      $351,500
    16,600   Coachmen Industries Inc                                    423,300
    15,580   Control Devices**                                          159,695
    20,200   Excel Industries Inc                                       303,000
                                                                  -------------
                                                                      1,237,495
                                                                  -------------

TOTAL CONSUMER CYCLICALS
    (Cost $4,269,858)                                                 4,778,114
                                                                  -------------

             CONSUMER STAPLES  8.20%
-------------------------------------------------------------------------------
             DRUGS & MEDICAL PRODUCTS  2.34%
-------------------------------------------------------------------------------
     9,670   Bio Radiology Labs Cl A                                    288,891
    15,820   Sola International Inc**                                   555,678
                                                                  -------------
                                                                        844,569
                                                                  -------------

             FOOD/AGRICULTURE  1.34%
-------------------------------------------------------------------------------
    28,000   Morningstar Group Inc**                                    483,000
                                                                  -------------

             MISCELLANEOUS  4.52%
-------------------------------------------------------------------------------
    28,800   American Safety Razor Co**                                 349,200
    22,100   Herbalife International Inc                                571,838
    25,500   Paragon Trade Brands                                       707,625
                                                                  -------------
                                                                      1,628,663
                                                                  -------------

TOTAL CONSUMER STAPLES
   (Cost $2,317,232)                                                  2,956,232
                                                                  -------------

             ENERGY  6.37%
-------------------------------------------------------------------------------
             OIL & NATURAL GAS  6.37%
-------------------------------------------------------------------------------
     8,700   Camco International                                        363,225
    22,800   HS Resources Inc.**                                        387,600
    20,900   Offshore Logistics Inc**                                   418,000
    17,200   Pool Energy Services Co**                                  253,700
    33,800   Santa Fe Energy Res Inc**                                  490,100
    26,500   Tesoro Petroleum Corp**                                    384,250
                                                                  -------------
       (Cost $2,052,698)                                              2,296,875
                                                                  -------------

             FINANCIALS  17.93%
-------------------------------------------------------------------------------
             BANKS/SAVINGS & LOANS  10.74%
-------------------------------------------------------------------------------
    11,600   Astoria Financial                                          437,900
    11,430   Deposit Guaranty Corporation                               660,083
     9,964   MAF Bancorp                                                341,265
    24,400   ML Bancorp Inc                                             358,375
    13,200   Magna Group Inc                                            400,950
    23,210   NorthFork Bancorporation                                   789,140
    18,600   Reliance Bancorp Inc                                       348,750
    17,800   RCSB Financial Inc                                         535,111
                                                                  -------------
                                                                      3,871,574
                                                                  -------------

             INSURANCE  7.19%
-------------------------------------------------------------------------------
     6,500   Capital RE Corp                                           $249,438
    15,000   Enhance Financial Services Grp                             513,750
    24,550   Fremont General Corp                                       764,119
    13,900   Guarantee Life Cos Inc                                     269,313
    10,900   Life Re Corp                                               401,937
    11,650   Selective Insurance Group Inc                              393,188
                                                                  -------------
                                                                      2,591,745
                                                                  -------------

TOTAL FINANCIALS
   (Cost $5,373,105)                                                  6,463,319
                                                                  -------------

             INTERMEDIATE GOODS
             & SERVICES  19.55%
-------------------------------------------------------------------------------
             BUSINESS SERVICES  4.49%
-------------------------------------------------------------------------------
    24,760   Comdisco Inc                                               804,700
    17,320   Standard Register Co                                       489,290
    23,900   United Natural Foods**                                     322,650
                                                                  -------------
                                                                      1,616,640
                                                                  -------------

             MEDICAL & DENTAL  5.91%
-------------------------------------------------------------------------------
    25,370   Bindley Western Industries Inc                             450,317
    65,000   Health Images Inc                                        1,015,625
    23,560   Universal Health Services Cl B                             665,570
                                                                  -------------
                                                                      2,131,512
                                                                  -------------

             RETAIL  6.46%
-------------------------------------------------------------------------------
     9,900   Long's Drug Stores Corp                                    496,238
    19,988   Proffitt's Inc.**                                          809,514
    30,430   Shopko Stores Inc                                          471,665
    20,900   Waban Inc**                                                551,238
                                                                  -------------
                                                                      2,328,655
                                                                  -------------

             TRAVEL/RECREATION  2.69%
-------------------------------------------------------------------------------
    15,600   Marcus Corp                                                360,750
    36,560   Prime Hospitality Corp**                                   607,810
                                                                  -------------
                                                                        968,560
                                                                  -------------

TOTAL INTERMEDIATE GOODS & SERVICES
(Cost $5,292,783)                                                     7,045,367
                                                                  -------------

             TECHNOLOGY  14.17%
-------------------------------------------------------------------------------
             AEROSPACE  4.53%
-------------------------------------------------------------------------------
    12,600   Ducommun, Inc**                                            278,775
    22,300   Kaman                                                      281,538
    12,210   Thiokol Corp                                               561,660
    23,100   Tracor Inc**                                               508,200
                                                                  -------------
                                                                      1,630,173
                                                                  -------------

----------------------------------------------------------------------------- 9

SMALL-CAP OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)(CONTINUED)

Shares                                                            Market Value*
------                                                            -------------

             COMPUTER & OFFICE  8.21%
-------------------------------------------------------------------------------
    25,800   American Power Conversion Corp**                          $611,137
    21,050   Evans & Sutherland Computer**                              542,038
    28,300   Southern Electronics Corp**                                290,075
    19,010   Western Digital Corp**                                   1,021,786
    10,000   Varian Associates                                          492,500
                                                                  -------------
                                                                      2,957,536
                                                                  -------------

             TELECOMMUNICATIONS  1.43%
-------------------------------------------------------------------------------
    33,560   Digital Systems International**                            515,985
                                                                  -------------

TOTAL TECHNOLOGY
   (Cost $3,909,888)                                                  5,103,694
                                                                  -------------

             TRANSPORTATION  2.10%
-------------------------------------------------------------------------------
             AIR TRANSPORTATION  2.10%
-------------------------------------------------------------------------------
    20,520   Harper Group Inc                                           466,830
    29,300   Mesa Airlines Inc**                                        289,338
                                                                  -------------
             (Cost $683,474)                                            756,168
                                                                  -------------

             UTILITIES  2.83%
-------------------------------------------------------------------------------
             ELECTRIC & GAS  2.83%
-------------------------------------------------------------------------------
    12,040   Central Hudson Gas & Electric                              364,210
    13,300   Commonwealth Energy System                                 322,524
    14,000   Washington Gas & Light Co                                  334,250
                                                                  -------------
             (Cost $958,183)                                          1,020,984
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $28,660,240)                                                35,212,597
                                                                  -------------

             MUTUAL FUNDS .55%
-------------------------------------------------------------------------------
   192,192   Provident Institutional Temp Fund                          196,969
   (Cost $196,969)                                                -------------

      Face   SHORT-TERM U.S. GOVERNMENT
    Amount   TREASURIES  1.66%
-------------------------------------------------------------------------------
  $600,000   United States Treasury Bill                                598,374
  (Cost $598,374)                                                 -------------

TOTAL INVESTMENTS
  (Cost $29,455,583)                       99.92%                   $36,007,940
Other Assets in Excess             -------------                  -------------
  of Liabilities
                                           00.08%                        29,849
                                   -------------                  -------------
NET ASSETS                                100.00%                   $36,037,789
                                   -------------                  -------------
                                   -------------                  -------------

*See Note 1 of Notes to Financial Statements.
** Denotes non-income producing security.


GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)

Shares                                                            Market Value*
------                                                            -------------

             COMMON STOCK  85.80%
-------------------------------------------------------------------------------
             CAPITAL GOODS   11.43%
-------------------------------------------------------------------------------
             AEROSPACE & DEFENSE  2.46%
-------------------------------------------------------------------------------
     1,400   Boeing Co                                                 $139,125
     9,000   Goodrich B.F.& Co                                          403,875
                                                                  -------------
                                                                        543,000
                                                                  -------------

             COMPUTER SOFTWARE & SERVICES  1.53%
-------------------------------------------------------------------------------
     7,000   Electronic Data Systems                                    338,625
                                                                  -------------

             ELECTRICAL EQUIPMENT  3.20%
-------------------------------------------------------------------------------
     6,800   General Electric Co                                        707,200
                                                                  -------------

             ELECTRONICS  1.03%
-------------------------------------------------------------------------------
     1,800   Intel Corp                                                 228,375
                                                                  -------------

             OFFICE PRODUCTS  .61%
-------------------------------------------------------------------------------
     2,600   Alco Standard Corp                                         134,550
                                                                  -------------

             OTHER-CAPITAL GOODS  2.60%
-------------------------------------------------------------------------------
    11,700   Greenfield Industries Inc                                  342,225
     5,800   OEA Inc                                                    233,450
                                                                  -------------
                                                                        575,675
                                                                  -------------

TOTAL CAPITAL GOODS
(Cost $1,746,501)                                                     2,527,425
                                                                  -------------

             CONSUMER CYCLICALS  18.42%
-------------------------------------------------------------------------------
             BUILDING RELATED  .55%
-------------------------------------------------------------------------------
     4,000   Fleetwood Enterprises Inc                                  122,000
                                                                  -------------

             BUSINESS SERVICES  2.73%
-------------------------------------------------------------------------------
         2   AC Nielsen Corp**                                               35
     4,200   Cognizant Corp**                                           144,900
     9,000   Omnicom Group Inc                                          459,000
                                                                  -------------
                                                                        603,935
                                                                  -------------

             CONSUMER PRODUCTS  2.17%
-------------------------------------------------------------------------------
     6,500   Gillette Co                                                479,375
                                                                  -------------

             CONSUMER SERVICES  4.00%
-------------------------------------------------------------------------------
    21,900   Loewen Group Inc                                           884,213
                                                                  -------------

             CONSUMER SOFT GOODS  .90%
-------------------------------------------------------------------------------
     7,500   Warnaco Group Inc Class A                                  199,688
                                                                  -------------

             HOTELS/LEISURE  1.67%
-------------------------------------------------------------------------------
     4,800   Hilton Hotels Corp                                         140,400
     4,800   International Game Technology                               93,600
    12,000   Sunstone Hotel Investors                                   135,000
                                                                  -------------
                                                                        369,000
                                                                  -------------

10 ----------------------------------------------------------------------------

GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)(CONTINUED)

Shares                                                            Market Value*
------                                                            -------------

             MEDIA-PUBLISHING  .98%
-------------------------------------------------------------------------------
     2,500   Tribune Co                                                $216,250
                                                                  -------------

             RETAIL  4.30%
-------------------------------------------------------------------------------
     2,800   CVS Corp                                                   115,150
    10,125   Dollar General Corp                                        291,094
     4,600   Home Depot Inc                                             239,775
     8,500   Pier 1 Imports Inc                                         115,812
     7,400   Wal-Mart Stores Inc                                        188,700
                                                                  -------------
                                                                        950,531
                                                                  -------------

             TELECOMMUNICATIONS  1.12%
-------------------------------------------------------------------------------
     4,400   Nokia Corp                                                 246,950
                                                                  -------------

TOTAL CONSUMER CYCLICALS
(Cost $3,182,071)                                                     4,071,942
                                                                  -------------

             CONSUMER STAPLES  7.55%
-------------------------------------------------------------------------------
             DRUG & HEALTHCARE PRODUCTS  2.23%
-------------------------------------------------------------------------------
     3,800   Arrow International Inc                                    101,650
     3,900   Schering-Plough Corp                                       277,875
     1,600   Warner-Lambert                                             114,400
                                                                  -------------
                                                                        493,925
                                                                  -------------

             FOOD, BEVERAGES & TOBACCO  5.32%
-------------------------------------------------------------------------------
     8,400   PepsiCo Inc                                                250,950
     2,100   Procter & Gamble Inc                                       228,375
     3,700   CPC International Inc                                      308,025
     7,600   Coca-Cola Co                                               388,550
                                                                  -------------
                                                                      1,175,900
                                                                  -------------

TOTAL CONSUMER STAPLES
(Cost $1,229,890)                                                     1,669,825
                                                                  -------------

             CREDIT SENSITIVE  30.78%
-------------------------------------------------------------------------------
             BANKS, SAVINGS & LOANS  6.06%
-------------------------------------------------------------------------------
     7,980   Charter One Financial Inc                                  347,130
     2,100   Corestates Financial Corp                                  113,138
     7,100   Cullen Frost Bankers Inc                                   252,050
     1,500   Nationsbank Corp                                           155,437
    10,100   Norwest Corp                                               472,175
                                                                  -------------
                                                                      1,339,930
                                                                  -------------

             FINANCIAL SERVICES  8.79%
-------------------------------------------------------------------------------
     5,800   ADVANTA Corp Cl. B                                         243,600
     6,600   Household International Inc                                625,350
     9,300   MBNA Corp                                                  375,488
     4,600   MGIC Investment Corp Wis.                                  344,425
    30,450   Mercury Finance Co                                         353,981
                                                                  -------------
                                                                      1,942,844
                                                                  -------------

             INSURANCE  3.96%
-------------------------------------------------------------------------------
     3,400   Executive Risk                                            $136,000
    11,040   Frontier Insurance Group Inc                               422,280
     9,200   GCR Holdings Ltd                                           208,150
     3,300   Mutual Risk Management Ltd                                 110,138
                                                                  -------------
                                                                        876,568
                                                                  -------------

             REAL ESTATE INVESTMENT TRUST  1.03%
-------------------------------------------------------------------------------
     8,900   Healthcare Realty Trust                                    226,950
                                                                  -------------

             UTILITIES-ELECTRIC  4.09%
-------------------------------------------------------------------------------
    13,496   AES Corp**                                                 659,617
     9,000   Trigen Energy Corp                                         245,250
                                                                  -------------
                                                                        904,867
                                                                  -------------

             UTILITIES-GAS  5.66%
-------------------------------------------------------------------------------
     8,800   Enron Corp                                                 402,600
     7,800   KN Energy Inc                                              316,875
    12,100   PanEnergy Corp                                             532,400
                                                                  -------------
                                                                      1,251,875
                                                                  -------------

             UTILITIES-TELEPHONE  1.19%
-------------------------------------------------------------------------------
     4,400   Cincinnati Bell Inc                                        262,350
                                                                  -------------

TOTAL CREDIT SENSITIVE
   (Cost $4,594,782)                                                  6,805,384
                                                                  -------------

             INTERMEDIATE GOODS
             & SERVICES  17.62%
-------------------------------------------------------------------------------
             CHEMICAL-DIVERSIFIED  1.36%
-------------------------------------------------------------------------------
     4,900   PPG Industries Inc.                                        300,125
                                                                  -------------

             ENERGY EQUIPMENT & SERVICES  4.23%
-------------------------------------------------------------------------------
    32,000   Philip Environmental Inc**                                 416,000
     6,500   Production Operators Corp                                  290,875
     4,800   Tidewater Inc                                              210,000
       300   Transocean Offshore Inc                                     18,075
                                                                  -------------
                                                                        934,950
                                                                  -------------

             ENERGY PRODUCERS  8.88%
-------------------------------------------------------------------------------
     3,400   Anadarko Petroleum                                         227,375
    16,100   Apache Corp                                                585,638
     6,200   Mobil Corp                                                 750,200
     9,500   Parker & Parsley Petroleum Co                              313,500
     2,879   Union Pacific Resources Group                               86,010
                                                                  -------------
                                                                      1,962,723
                                                                  -------------

---------------------------------------------------------------------------- 11

GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)(CONTINUED)

Shares                                                            Market Value*
------                                                            -------------

             TRANSPORTATION  3.15%
-------------------------------------------------------------------------------
     2,700   Burlington Northern Santa Fe                              $242,663
     5,500   CSX Corp                                                   257,125
     3,400   Union Pacific Corp                                         198,050
                                                                  -------------
                                                                        697,838
                                                                  -------------

TOTAL INTERMEDIATE GOODS & SERVICES
  (Cost $3,066,862)                                                   3,895,636
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $13,820,106)                                                 18,970,212
                                                                  -------------

Face Amount  CONVERTIBLE DEBENTURES  11.25%
-------------------------------------------------------------------------------
             CONSUMER CYCLICALS  7.22%
-------------------------------------------------------------------------------
             HOTELS/LEISURE  3.67%
-------------------------------------------------------------------------------
  $125,000   HFS INC, 4.50%, 10/01/99***                                444,688
   250,000   PRIME HOSPITALITY CORP***,
             7.00%, 04/15/02                                            364,687
                                                                  -------------
                                                                        809,375
                                                                  -------------

             MEDIA-PUBLISHING  2.40%
-------------------------------------------------------------------------------
   600,000   National Education Corp***,
             6.50%, 05/15/11                                            531,000
                                                                  -------------

             RETAIL  1.15%
-------------------------------------------------------------------------------
   250,000   Saks Holdings Inc***
             5.50%, 09/15/06                                            254,062
                                                                  -------------

TOTAL CONSUMER CYCLICALS
  (Cost $1,154,937)                                                   1,594,437
                                                                  -------------

             CONSUMER STAPLES  1.42%
-------------------------------------------------------------------------------
             HEALTHCARE SERVICES  1.42%
-------------------------------------------------------------------------------
   300,000   PhyCor Inc, SDCV***,
             4.50%, 02/15/03                                            314,249
(Cost $287,591)                                                   -------------


             CREDIT SENSITIVE  2.61%
-------------------------------------------------------------------------------
             COMPUTER SOFTWARE & SERVICES  2.61%
-------------------------------------------------------------------------------
  $300,000   First Financial Mgmt Corp***
             5.00%, 12/15/99                                           $577,874
             (Cost $382,061)                                      -------------

TOTAL CONVERTIBLE DEBENTURES
  (Cost $1,824,589)                                                   2,486,560
                                                                  -------------

             CONVERTIBLE PREFERRED STOCK  .97%
-------------------------------------------------------------------------------
             CONSUMER CYCLICALS  .97%
-------------------------------------------------------------------------------
             TELECOMMUNICATIONS  .97%
-------------------------------------------------------------------------------
     2,600   MFS Communications Inc***                                  213,525
(Cost $220,350)                                                   -------------

             MUTUAL FUNDS  1.97%
-------------------------------------------------------------------------------
   434,141   Provident Institutional Temp Fund                          436,557
(Cost $436,557)                                                   -------------


TOTAL INVESTMENTS
  (Cost $16,301,602)                                   99.99%       $22,106,854

Other Assets in Excess
  of Liabilities                                       00.01%             3,023
                                                    ---------------------------
NET ASSETS                                            100.00%       $22,109,877
                                                    ---------------------------
                                                    ---------------------------

* See Note 1 of Notes to Financial Statements.
**Denotes non-income producing security.
***Convertible to common stock.

12  ---------------------------------------------------------------------------

INTERMEDIATE-TERM BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)

Face Amount                                                       Market Value*
-----------                                                       -------------

             CORPORATE BONDS   50.77%
-------------------------------------------------------------------------------
             ASSET BACKED  3.38%
-------------------------------------------------------------------------------
  $690,358   Equicredit Corp Home Equity Loan
             Trust Ser 1994-1, 5.80%, 03/15/09                         $683,585
 1,000,000   Premier Auto Trust Ser 95-2-A5,
             7.15%, 02/04/99                                          1,015,970
   750,000   World Omni Auto Ser 95-A
             6.05%, 11/25/01                                            754,620
                                                                  -------------
  (Cost $2,457,374)                                                   2,454,175
                                                                  -------------

             FINANCIAL  14.60%
-------------------------------------------------------------------------------
             LIFE INSURANCE   1.64%
-------------------------------------------------------------------------------
 1,150,000   Aetna Services, Inc.
             7.125%, 08/15/06                                         1,185,759
                                                                  -------------

             OPERATORS OF NON-RESIDENTIAL BUILDINGS 2.62%
-------------------------------------------------------------------------------
             Kimco Realty Corp MTN,
 1,000,000   6.83%, 11/14/05                                            996,250
   250,000   Chateau Properties, Ltd.,
             8.75%, 03/02/00                                            264,382
   600,000   Corporate Property Investors,
             7.75%, 08/15/04(1)                                         637,689
                                                                  -------------
                                                                      1,898,321
                                                                  -------------

             PERSONAL CREDIT INSTITUTIONS  1.40%
-------------------------------------------------------------------------------
 1,000,000   General Motors Acceptance Corp
             MTN,  6.65%, 05/24/00                                    1,016,944
                                                                  -------------

             REAL ESTATE INVESTMENT TRUST   7.37%
-------------------------------------------------------------------------------
   550,000   Camden Property Trust,
             6.625%, 05/15/01                                           540,778
   700,000   Developers Diversified Realty
             Corp, 7.625%, 05/15/00                                     723,500
   420,000   Nationwide Health Properties
             MTN, 6.93%, 12/18/01                                       426,528
 1,000,000   New Plan Realty Trust,
             7.75%, 04/06/05                                          1,052,850
   800,000   Price REIT Inc,
             7.25%, 11/01/00                                            808,834
   750,000   Washington Real Estate,
             7.125%, 08/13/03                                           763,179
 1,000,000   Weingarten Realty Investors Trust
             MTN, 7.22%, 06/01/05                                     1,028,750
                                                                  -------------
                                                                      5,344,419
                                                                  -------------

             SECURITIES BROKERS, DEALERS &
             FLOTATION COS  1.57%
-------------------------------------------------------------------------------
 1,130,000   Merrill Lynch Corp MTN,
             6.50%, 04/01/01                                          1,139,146
                                                                  -------------
TOTAL FINANCIAL
(Cost $10,322,929)                                                   10,584,589
                                                                  -------------

             INDUSTRIAL  24.63%
-------------------------------------------------------------------------------
             BOOKS - PUBLISHING OR
             PUBLISHING & PRINTING  1.21%
-------------------------------------------------------------------------------
$1,000,000   Golden Books Publishing Co,
             7.65%, 09/15/02                                           $875,000
                                                                  -------------

             BROADCAST - MEDIA  3.78%
-------------------------------------------------------------------------------
 1,100,000   Cox Communications Inc,
             6.375%, 06/15/00                                         1,105,093
 1,500,000   TKR Cable I Cable Notes,
             10.50%, 10/30/07, Callable
             10/30/99 @ 105.25                                        1,638,938
                                                                  -------------
                                                                      2,744,031
                                                                  -------------

             CABLE & OTHER PAY
             TELEVISION SERVICES  1.19%
-------------------------------------------------------------------------------
   875,000   Telecommunications Inc,
             8.00%, 08/01/05                                            864,309
                                                                  -------------

             COOKIES & CRACKERS  .71%
-------------------------------------------------------------------------------
   500,000   RJR Nabisco Inc,
             8.625%, 12/01/02                                           513,225
                                                                  -------------

             ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT  1.60%
-------------------------------------------------------------------------------
 1,150,000   Rockwell International Corp,
             6.625%, 06/01/05                                         1,161,115
                                                                  -------------

             INDUSTRIAL ORGANIC
             CHEMICALS  1.08%
-------------------------------------------------------------------------------
   750,000   International Specialty Products,
             Inc., 9.00%, 03/01/99                                      784,569
                                                                  -------------

             METALS - MISC  1.40%
-------------------------------------------------------------------------------
 1,000,000   CSR America Inc,
             6.875%, 07/21/05                                         1,014,250
                                                                  -------------

             MOTION PICTURE & VIDEO TAPE
             PRODUCTION  3.11%
-------------------------------------------------------------------------------
             Time Warner Entertainment Co:
 1,000,000   9.625%, 05/01/02                                         1,130,958
 1,000,000   8.875%, 10/01/12                                         1,122,651
                                                                  -------------
                                                                      2,253,609
                                                                  -------------

             NEWSPAPER - PUBLISHING OR PUBLISHING
             & PRINTING  3.38%
-------------------------------------------------------------------------------
 1,500,000   News America Holdings, Inc
             8.625%, 02/01/03                                         1,641,392
   750,000   The New York Times Co,
             7.625%, 03/15/05                                           809,653
                                                                  -------------
                                                                      2,451,045
                                                                  -------------


---------------------------------------------------------------------------  13

INTERMEDIATE-TERM BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)(CONTINUED)

Face Amount                                                       Market Value*
-----------                                                       -------------

             PHARMACEUTICAL PREPARATIONS  3.07%
-------------------------------------------------------------------------------
$1,200,000   Bayer Corp,
             6.50%, 10/01/02 (1)                                     $1,216,500
 1,000,000   Upjohn Co MTN Ser-A,
             6.25%, 02/02/98                                          1,006,382
                                                                  -------------
                                                                      2,222,882
                                                                  -------------

             RETAIL DEPARTMENT STORES  1.28%
-------------------------------------------------------------------------------
 1,000,000   K Mart Corp,
             8.125%, 12/01/06                                           930,000
                                                                  -------------

             SEARCH, DETECTION, NAVIGATION & GUIDANCE
             AERONAUTICAL SYSTEMS  1.09%
-------------------------------------------------------------------------------

   790,000   Raytheon Co,
             6.50%, 07/15/05                                            789,478
                                                                  -------------

             SERVICES - MISCELLANEOUS, AMUSEMENT
             & RECREATION  1.73%
-------------------------------------------------------------------------------
 1,250,000   Walt Disney Co,
             6.375%, 03/30/01                                         1,258,050
                                                                  -------------

TOTAL INDUSTRIAL
  (Cost $17,467,753)                                                 17,861,563
                                                                  -------------

             TRANSPORTATION  5.12%
-------------------------------------------------------------------------------
             AIR TRANSPORTATION, SCHEDULED  5.12%
-------------------------------------------------------------------------------
   892,960   American Airlines,
             9.71%, 01/02/07                                          1,021,323
   499,897   Continental Airlines,
             7.75%, 07/02/15                                            534,890
 1,050,424   Jet Equipment Trust Ser 95-B,
             7.83%, 02/15/15 (1)                                      1,113,450
   944,627   United Airlines Pass Through
             Certificates 95-A1, 9.02%, 04/19/12                      1,046,278
               (Cost $3,400,538)                                  -------------
                                                                      3,715,941
                                                                  -------------

             UTILITIES  3.04%
-------------------------------------------------------------------------------
             ELECTRIC SERVICES  1.72%
-------------------------------------------------------------------------------
 1,250,000   Central Maine Power Co,
             6.25%, 11/01/98                                          1,246,458
                                                                  -------------

             ELECTRIC & OTHER SERVICES
             COMBINED  1.32%
-------------------------------------------------------------------------------
 1,000,000   Long Island Lighting Co,
             7.125%, 06/01/05                                           954,704
                                                                  -------------

TOTAL UTILITIES
  (Cost $2,223,556)                                                   2,201,162
                                                                  -------------

TOTAL CORPORATE BONDS
  (Cost $35,872,150)                                                 36,817,430
                                                                  -------------

             MORTGAGE-BACKED
             SECURITIES  7.14%
-------------------------------------------------------------------------------
  $506,914   Collateralized Mortgage Securities
             Corp, 8.75%, 04/20/19                                     $527,841
 1,883,614   FHLMC GP#000336,
             6.00%, 10/01/24                                          1,801,469
 1,352,216   FNMA Pool#303845
             7.00%, 05/01/11                                          1,365,590
 1,389,360   GNMA Pool #780019
             9.50%, 12/15/09                                          1,483,823
                                                                  -------------
  (Cost $5,058,604)                                                   5,178,723
                                                                  -------------

             U.S. GOVERNMENT TREASURIES   37.83%
-------------------------------------------------------------------------------
             U.S. Treasury Notes:
 1,000,000     8.00%, 01/15/97                                        1,003,438
 1,000,000     7.875%, 01/15/98                                       1,026,251
 4,000,000     7.875%, 04/15/98                                       4,125,004
 3,000,000     6.125%, 05/15/98                                       3,025,314
 4,000,000     6.875%, 08/31/99                                       4,120,004
 4,000,000     7.75%, 11/30/99                                        4,222,504
 3,000,000     7.125%, 02/29/00                                       3,121,878
 3,300,000     6.875%, 03/31/00                                       3,412,408
 1,200,000     6.75%, 04/30/00                                        1,236,751
 1,000,000     7.25%, 08/15/04                                        1,076,876
 1,000,000     7.00%, 07/15/06                                        1,065,937
                                                                  -------------
  (Cost $27,176,601)                                                 27,436,365
                                                                  -------------

Shares
------

             MUTUAL FUNDS  1.96%
-------------------------------------------------------------------------------
 1,412,312   Provident Institutional Temp Fund
(Cost $1,419,498)                                                     1,419,498
                                                                  -------------

TOTAL INVESTMENTS                                       97.70%      $70,852,016
  (Cost $69,526,853)
Other Assets in Excess
  of Other Liabilities                                   2.30%        1,671,017
                                                    ---------------------------
NET ASSETS                                             100.00%      $72,523,033
                                                    ---------------------------
                                                    ---------------------------


 *See Note 1 of Notes to Financial Statements.
(1) Restricted security- see Note 5 of Notes to Financial Statements


14  ---------------------------------------------------------------------------

LONG-TERM BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 29, 1996 (UNAUDITED)


Face Amount                                                       Market Value*
-----------                                                       -------------

             CORPORATE BONDS  51.58%
-------------------------------------------------------------------------------
             FINANCIAL   18.15%
-------------------------------------------------------------------------------
             FINANCIAL SERVICES  1.00%
-------------------------------------------------------------------------------
  $250,000   Leucadia National Corp,
             7.75%, 08/15/13                                           $243,717
                                                                  -------------

             FIRE MARINE & CASUALTY
             INSURANCE  3.52%
-------------------------------------------------------------------------------
   600,000   Zurich Reinsurance Center Holdings,
             7.125%, 10/15/23                                           571,420
   250,000   Geico Corp., 9.15%,
             09/15/21                                                   283,803
                                                                  -------------
                                                                        855,223
                                                                  -------------

             LIFE INSURANCE  3.28%
-------------------------------------------------------------------------------
   500,000   Lincoln National Insurance Co,
             9.125%, 10/01/24                                           556,751
   230,000   Aetna Services, Inc.,
             7.625%, 08/15/26                                           240,885
                                                                  -------------
                                                                        797,636
                                                                  -------------

             OPERATORS OF NON-RESIDENTIAL
             BUILDINGS  4.77%
-------------------------------------------------------------------------------
   400,000   Kimco Realty Corp,
             6.83%, 11/14/05                                            398,500
   500,000   Property Trust of America,
             6.875%, 02/15/08                                           495,406
   250,000   Rouse Co,
             8.50%, 01/15/03                                            267,103
                                                                  -------------
                                                                      1,161,009
                                                                  -------------

             REAL ESTATE INVESTMENT TRUSTS  5.58%
-------------------------------------------------------------------------------
   150,000   Camden Property Trust,
             6.625%, 05/15/01                                           147,485
   150,000   Nationwide Health Property Mtn,
             6.93%, 12/18/01                                            150,539
   250,000   New Plan Trust Realty,
             7.75%, 04/06/05                                            263,213
   275,000   Price REIT Inc,
             7.25%, 11/01/00                                            278,037
   250,000   Weingarten Realty Investors Trust
             MTN, 7.22%, 06/01/05                                       257,188
   250,000   ERP Operating Lmt.,
             7.57%, 08/15/26                                            262,384
                                                                  -------------
                                                                      1,358,846
                                                                  -------------

TOTAL FINANCIAL
 (Cost $4,254,672)                                                    4,416,431
                                                                  -------------


             INDUSTRIAL  26.10%
-------------------------------------------------------------------------------
             BOOKS, PUBLISHING OR PUBLISHING
             & PRINTING  0.90%
-------------------------------------------------------------------------------
  $250,000   Golden Books Publishing,
             7.65%, 09/15/02                                           $218,750
                                                                  -------------

             BROADCAST MEDIA  1.69%
-------------------------------------------------------------------------------
   400,000   Cox Communications Inc,
             7.625%, 06/15/25                                           411,805
                                                                  -------------

             CABLE & OTHER PAY TELEVISION
             SERVICES  3.25%
-------------------------------------------------------------------------------
             Telecommunications Inc,
   800,000   8.00%, 08/01/05                                            790,226
                                                                  -------------

             DAIRY PRODUCTS  1.79%
-------------------------------------------------------------------------------
   500,000   Borden Inc,
             7.875%, 02/15/23                                           435,141
                                                                  -------------

             INDUSTRIAL ORGANIC CHEMICALS  2.15%
-------------------------------------------------------------------------------
   500,000   International Specialty Products,
             Inc., 9.00%, 03/01/99                                      523,046
                                                                  -------------

             SERVICES - MISCELLANEOUS, AMUSEMENT
             & RECREATION   2.29%
-------------------------------------------------------------------------------
   550,000   Walt Disney Co,
             6.75%, 03/30/06                                            556,244
                                                                  -------------
             MISCELLANEOUS CHEMICAL
             PRODUCTS  1.68%
-------------------------------------------------------------------------------
   400,000   Lubrizol Corp,
             7.25%, 06/15/25                                            408,497
                                                                  -------------

             NATURAL GAS TRANSMISSION  1.36%
-------------------------------------------------------------------------------
   250,000   Coastal Corp,
             10.75%, 10/01/10                                           331,642
                                                                  -------------

             NEWSPAPERS - PUBLISHING OR
             PUBLISHING & PRINTING  2.35%
-------------------------------------------------------------------------------
   500,000   News America Holdings Inc,
             9.25%, 02/01/13                                            573,291
                                                                  -------------

             PERIODICALS - PUBLISHING OR
             PUBLISHING & PRINTING  3.40%
-------------------------------------------------------------------------------
   750,000   Time Warner Inc,
             9.125%, 01/15/13                                           828,735
                                                                  -------------

             PHARMACEUTICAL PREPARATIONS  1.44%
-------------------------------------------------------------------------------
   345,000   Bayer Corp,
             6.50%, 10/01/02(1)                                         349,744
                                                                  -------------


---------------------------------------------------------------------------  15

LONG-TERM BOND FUND
STATEMENT OF INVESTMENTS
November 29, 1996 (unaudited)(continued)

Face Amount                                                       Market Value*
-----------                                                        ------------
             RETAIL - DEPARTMENT STORES 1.63%
-------------------------------------------------------------------------------
   500,000   Kmart Corp,
             7.95%, 02/01/23                                            396,875
                                                                     ----------

             SEARCH, DETECTION, NAVIGATION &
             GUIDANCE, AERONAUTICAL SYSTEMS  2.17%
-------------------------------------------------------------------------------
   250,000   Lockheed Martin Corp.
             7.79%, 06/15/08                                            268,615
   260,000   Raytheon Co,
             6.50%, 07/15/05                                            259,828
                                                                     ----------
                                                                        528,443
                                                                     ----------
TOTAL INDUSTRIAL
(Cost $6,200,090)                                                     6,352,439
                                                                     ----------
             TRANSPORTATION  5.17%
-------------------------------------------------------------------------------
             AIR TRANSPORTATION - SCHEDULED  5.17%
-------------------------------------------------------------------------------
   500,000   AMR Corp,
             10.00%, 04/15/21                                           635,976
   340,415   Jet Equipment Trust Ser. 95-B,
             7.83%, 02/15/15(1)                                         360,840
   236,157   United Airlines Pass-Through
             Certificates, 9.02%, 04/19/12                              261,567
                                                                     ----------
    (Cost $1,074,805)                                                 1,258,383
                                                                     ----------

             UTILITIES  2.16%
-------------------------------------------------------------------------------
             ELECTRIC & OTHER SERVICES
             COMBINED  2.16%
-------------------------------------------------------------------------------

   550,000   Long Island Lighting Co,
             7.125%, 06/01/05                                           525,087
                                                                     ----------
    (Cost $538,143)

TOTAL CORPORATE BONDS
(Cost $12,067,710)                                                   12,552,340
                                                                     ----------

             MORTGAGE-BACKED
             SECURITIES  3.55%
-------------------------------------------------------------------------------
   453,883   FHLMC GP#000336,
             6.00%, 10/01/24                                            434,089
   427,016   FNMA Pc#303845,
             7.00%, 5/01/11                                             431,238
                                                                     ----------
    (Cost $840,379)                                                     865,327
                                                                     ----------

             U.S. GOVERNMENT TREASURIES   42.37%
-------------------------------------------------------------------------------
             U.S. Treasury Bonds/Notes  28.99%
-------------------------------------------------------------------------------
   500,000   U.S. Treasury Note,
             7.00%, 07/15/06                                            532,969
             U.S Treasury Bonds:
 1,000,000     8.875%, 02/15/19                                       1,281,876
 1,000,000     8.50%,  02/15/20                                       1,241,251
 1,150,000     7.875%, 02/15/21                                       1,344,782
 1,400,000     8.125%, 08/15/21                                       1,681,751
 1,000,000     6.25%, 08/15/23                                          971,563
                                                                     ----------
                                                                      7,054,192
                                                                     ----------

             U.S. GOVERNMENT ZERO COUPON
             STRIPS  13.38%
-------------------------------------------------------------------------------
 2,000,000   02/15/04                                                 1,304,584
 5,000,000   08/15/11                                                 1,952,050
                                                                     ----------
                                                                      3,256,634
                                                                     ----------

TOTAL U.S. GOVERNMENT TREASURIES
  (Cost $9,226,624)                                                  10,310,826
                                                                     ----------

    Shares
    ------
             MUTUAL FUNDS  0.92%
-------------------------------------------------------------------------------
   221,142   Provident Institutional Temp Fund                          222,555
                                                                     ----------
  (Cost $222,555)

TOTAL INVESTMENTS
  (Cost $22,357,268)                                     98.42%     $23,951,048
  Other Assets
       in Excess of Liabilities                           1.58%         383,294
                                                       ------------------------
NETASSETS                                                100.00%    $24,334,342
                                                       ------------------------
                                                       ------------------------
* See Note 1 to financial statements
(1) Restricted Security- See Note 5 of Notes to Financial Statements.


16 ----------------------------------------------------------------------------

COLORADO TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
November 29, 1996 (unaudited)


Face                                             Bond Rating            Market
Amount                                           Moody's/S&P            Value*
-------                                  --------------------------------------

             CERTIFICATES OF PARTICIPATION  3.24%
-------------------------------------------------------------------------------
  $100,000   Colorado State Board of Agriculture
             Certificate of Participation
             CSU Research Foundation Master
             Lease Purchase Agreement,
             6.45%, 11/01/01, Optional
             05/01/99 @ 101.00, MBIA              Aaa/AAA              $105,510
   100,000   State of Colorado Certificate
             of Participation Master Lease
             Purchase Agreement,
             5.25%, 11/01/99, Optional
             any time @ 100.00, AMBAC             Aaa/AAA               103,022
   250,000   State of Colorado Certificate
             of Participation Master Lease
             Purchase Agreement II, 5.1%,
             11/01/06, Optional any time
             @ 100, MBIA                          Aaa/AAA               254,868
   100,000   Lakewood, Jefferson County,
             Public Building Authority,
             Certificate of Participation,
             Lease Purchase Agreement
             5.625%, 12/01/99, Optional
             any time @ 100.00, MBIA              Aaa/AAA               103,442
                                                                  -------------
  TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $549,500)                                                       566,842
                                                                  -------------
             GENERAL OBLIGATION BONDS  61.00%
-------------------------------------------------------------------------------
             COUNTY/CITY/SPECIAL DISTRICT/
             SCHOOL DISTRICT  61.00%
--------------------------------------------------------------------------------
   100,000   Adams County School District 12,
             7.25%, 12/15/09, Prerefunded
             12/15/99 @ 100.00                    NR/A+                 108,778
   100,000   Adams & Arapahoe Counties
             Joint School District 28J 5.75%,
             12/01/06, MBIA                       Aaa/AAA               107,560
   100,000   Adams & Arapahoe Counties
             School District 29J 5.40%, 12/01/09,
             Optional 12/01/06 @ 100.00, MBIA     Aaa/AAA               102,881
   250,000   Adams & Weld Counties
             School District 27J 5.55%
             12/01/09, Optional 12/01/06
             @ 100.00, FGIC                       Aaa/AAA               257,820
   125,000   Alamosa & Conejos Counties
             School District Re-11J
             4.9%, 12/01/07, Optional
             12/01/05 @ 100.00, MBIA              Aaa/AAA               125,905
   100,000   Arapahoe County School
             District 1, 4.85%, 11/01/04, FSA     Aaa/AAA               101,574
   125,000   Arapahoe County School
             District 2, 6.75%, 12/01/04,
             Optional 12/01/99 @ 101.00           A/NR                  133,954
   250,000   Arapahoe County School District
             5, 5.25%, 12/15/04,
             Optional 12/15/03 @ 100              Aa/AA                 261,053
   250,000   Arapahoe County School District
             6, 5.50%, 12/01/06                   Aa/AA                 265,818
   250,000   Basalt & Rural Fire Protection District,
             Eagle & Pitkin Counties,
             5.20%, 12/01/15, Optional
             12/01/06 @ 100.00, AMBAC             Aaa/AAA               249,103
   500,000   Boulder County Parks
             5.125%, 12/15/09,
             Optional 12/15/06 @ 100.00           Aa1/AA                501,350
   250,000   Boulder & Gilpin Counties
             Valley School District Re-2,
             5.55%, 12/01/03                      A-1/AA                266,240
   150,000   Boulder Library, 7.30%,
             10/01/08, Prerefunded
             10/01/98 @ 100.00                    Aaa/AA                158,924
             Boulder, Larimer & Weld
             Counties, St. Vrain Valley,
             School District Re-1J:
   100,000     5.50%, 12/15/04, Optional
               12/15/02 @ 101.00, MBIA            Aaa/AAA               105,460
   175,000     5.80%, 12/15/07, Optional
               12/15/02 @ 101.00, MBIA            Aaa/AAA               184,926
   100,000     6.00%, 12/15/10, Optional
               12/15/02 @ 101.00, MBIA            Aaa/AAA               105,366
   250,000   Brighton, Adams County,
             6.625%, 12/01/11, Prerefunded
             12/01/01 @ 101.00, MBIA              Aaa/AAA               275,103
   125,000   Colorado Springs, El Paso County
             6.60%, 09/01/00, Prerefunded
             09/01/99 @ 100.00                    NR/AAA                133,041
   250,000   Clear Creek County School
             District Re-1, 5.40%, 12/01/11,
             Optional 12/01/05 @ 100.00, MBIA     Aaa/AAA               253,918
             Douglas & Elbert Counties
             School District Re-1:
   250,000     6.15%, 12/15/08, Optional
               12/15/04 @ 101.00, MBIA            Aaa/AAA               272,955
   250,000     5.75%, 12/15/05, Optional
             12/15/01 @ 101.00, FGIC              Aaa/AAA               264,793
             Eagle, Garfield & Routt Counties
             School District Re-50J:
   125,000     6.60%, 12/01/99, Prerefunded
               12/01/98 @ 100.00, FGIC            Aaa/AAA               131,374
    85,000     5.60%, 12/01/01, FGIC              Aaa/AAA                89,968
   200,000     5.75%, 12/01/03,  Optional
               12/01/02 @ 100.00, FGIC            Aaa/AAA               213,462
   125,000   El Paso County School District 3,
             6.20%, 12/15/00, Optional
             12/15/98 @ 101.00, MBIA              Aaa/AAA               131,080


---------------------------------------------------------------------------- 17

COLORADO TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
November 29, 1996 (unaudited)(continued)

Face                                             Bond Rating            Market
Amount                                           Moody's/S&P            Value*
-------                                  --------------------------------------
   $80,000   El Paso County School
             District 12, 5.9%, 9/15/04           Aa1/NR                $87,014
   125,000   El Paso County School District
             49, 6.75%, 12/01/04, Optional
             12/01/00 @ 100.00, MBIA              Aaa/AAA               135,109
   125,000    Fruita, Mesa County,
             6.40%, 10/01/02, Optional
             10/01/97 @ 100.00, AMBAC             Aaa/AAA               128,069
   250,000   Garfield, Pitkin & Eagle Counties
             Roaring Fork School District Re-1,
             6.60%, 12/15/14, Prerefunded
             06/15/04 @ 101.00, MBIA              Aaa/AAA               283,438
   625,000   Goldsmith Metropolitan District
             Arapahoe & Denver Counties,
             6.50%, 12/01/03, Optional
             12/01/99 @ 101.00, MBIA              Aaa/AAA               668,700
             Jefferson County School
             District R-1:
   100,000     5.10%, 12/15/99, AMBAC             Aaa/AAA               102,891
   100,000     5.75%, 12/15/03, Optional
               12/15/02 @ 101.00, AMBAC           Aaa/AAA               107,533
   500,000     5.90%, 12/15/04, Optional
               12/15/02 @ 101.00, AMBAC           Aaa/AAA               537,745
   250,000   La Plata County School District
             9-R, 5.25%, 11/01/05, MBIA           Aaa/AAA               260,103
   125,000   Larimer County Poudre School
             District R-1, 7.00%, 12/15/08,
             Prerefunded 12/15/01 @ 101.00        NR/NR                 140,560
   100,000   Longmont, Boulder County,
             5.15%, 09/01/99, MBIA                Aaa/AAA               102,467
   500,000   Mesa County Valley School
             District 51, 5.4%, 12/01/12,
             Optional 12/01/06 @ 101, MBIA        Aaa/AAA               504,125
   105,000   Morgan County School District
             Re-3, 6.45%, 12/01/98                A/NR                  109,828
             Northglenn, Adams County Water:
   250,000     5.50%, 12/01/06, Optional
               12/01/04 @ 101.00, FSA             Aaa/AAA               264,253
   100,000   Otero County, East Otero
             School District R-1
             5.05%, 12/15/09, Optional
             12/15/05 @ 100.00, FSA               Aaa/AAA               100,358
   100,000   Pitkin County School District Re-1,
             5.50%, 11/15/00, AMBAC               Aaa/AAA               104,474
   125,000   Poudre Valley Hospital District,
             Larimer County: 6.80%,
             11/15/02, Prerefunded
             11/15/98 @ 101.00                    Aa/AAA                132,873
             Pueblo, Pueblo County Limited Tax:
   200,000     5.80%, 06/01/11, Optional
               06/01/06 @ 100.00, MBIA            Aaa/AAA               208,180
   250,000     6.00%, 06/01/16, Optional
               06/01/06 @ 100.00, MBIA            Aaa/AAA               262,555
   150,000   Rio Grande County School
             District C-8, 5.35%, Due
             11/15/11, Optional
             11/15/05 @ 100, FSA                  Aaa/AAA               150,590
    75,000   Routt County School District
             Re-2, 5.00%, 12/01/05, Optional
             12/01/03 @ 100.00, FGIC              Aaa/AAA                76,106
   375,000   San Miguel County School District
             R-1, 5.50%, 12/01/12, Optional
             12/01/05 @ 101.00, MBIA              Aaa/AAA               379,313
             Thornton, Adams County Water:
   125,000     7.40%, 12/01/98, Prerefunded
               12/01/96 @ 100.00, FGIC            Aaa/AAA               127,525
    25,000     7.40%, 12/01/98, FGIC              Aaa/AAA                26,657
   100,000     5.20%, 12/01/99, FGIC              Aaa/AAA               103,137
   125,000     5.75%, 12/01/04, Optional
               12/01/02 @ 101.00, FGIC            Aaa/AAA               133,759
   135,000   Three Lakes Water & Sanitation
             District, Grand County Limited
             Tax, 6.00%, 06/01/00 Optional
             06/01/97 @ 101.00, MBIA              Aaa/AAA               138,030
   150,000   Weld County School District
             #Re-4, 5.3%, 12/01/10, Optional
             12/01/05 @ 100.00, MBIA              Aaa/AAA               151,297
   100,000   Willows Water District,
             Arapahoe County, 6.40%,
             12/01/98, Optional 12/01/96
             @ 100.00, MBIA                       Aaa/AAA               100,205
   100,000   Woodland Park, Teller County,
             6.30%, 07/01/08, Optional
             07/01/00 @ 101.00, FGIC              Aaa/AAA               106,374
   125,000   Woodmoor Water & Sanitation
             District 1 El Paso County, 6.20%,
             12/01/00, Optional 12/01/96
             @ 100.00, MBIA                       Aaa/AAA               125,019
                                                                     ----------

TOTAL GENERAL OBLIGATION BONDS
  (Cost $10,293,077)                                                 10,660,693
                                                                     ----------
             REVENUE BONDS   28.86%
-------------------------------------------------------------------------------
             EDUCATION  1.21%
-------------------------------------------------------------------------------
   100,000   State of Colorado Department of
             Higher Education by
             State Board for Community Colleges
             & Occupational Education, 5.20%,
             11/01/03, Optional 11/01/02
             @ 100.00, AMBAC                      Aaa/AAA               103,495
   100,000   University of Colorado Board of
             Regents Auxiliary Facilities,
             6.50%, 06/01/01, Prerefunded
             06/01/00 @ 101.00                    A1/NR                 108,187
                                                                     ----------
                                                                        211,682
                                                                     ----------


18 ----------------------------------------------------------------------------

COLORADO TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
November 29, 1996 (unaudited)(continued)

Face                                             Bond Rating           Market
Amount                                           Moody's/S&P           Value*
-------                                  --------------------------------------
             HOSPITALS  .59%
-------------------------------------------------------------------------------
  $100,000   Poudre Valley Hospital
             District, Larimer County, 5.80%
             12/01/98, ETM, AMBAC                 Aaa/AAA              $103,571
                                                                  -------------
             PUBLIC FACILITIES  1.25%
-------------------------------------------------------------------------------
   200,000   Denver Metropolitan Major
             League Baseball Stadium
             District Sales Tax, 6.25%, 10/01/02,
             Prerefunded 10/01/01 @ 101.00,
             FGIC                                 Aaa/AAA               218,580
                                                                  -------------
             SPECIAL TAX  15.28%
--------------------------------------------------------------------------------
   500,000   Boulder County Sales & Use
             Tax, 5.75%, 12/15/04, FGIC           Aaa/AAA               540,030
   250,000   Boulder Urban Renewal
             Authority Tax Increment, 6.00%,
             03/01/02, Optional 03/01/00
             @ 101.00, MBIA                       Aaa/AAA               264,378
   250,000   Breckenridge, Summit County
             Excise Tax, 5.20%,
             12/01/01, Optional 12/01/00
             @ 100.00, MBIA                       Aaa/AAA               260,150
   200,000   Castle Rock, Douglas County
             Sales & Use Tax
             5.25%, 06/01/06, FSA                 Aaa/AAA               207,732
   100,000   Commerce City, Adams County
             Sales & Use Tax, 5.375%,
             08/01/07, Optional 08/01/03
             @ 101.00, MBIA                       Aaa/AAA               103,913
   250,000   Douglas County Sales & Use
             Tax, 5.25%, 10/15/07, Optional
             10/15/06 @ 100.00, MBIA              Aaa/AAA               256,378
   500,000   Fort Collins, Larimer County
             Sales & Use Tax, 4.90%,
             06/01/01, FGIC                       Aaa/AAA               511,140
   150,000   Lafayette, Boulder County,
             Sales & Use Tax, 6.40%, 11/15/04,
             Prerefunded 11/15/01 @ 100.00,
             AMBAC                                Aaa/AAA               167,931
   250,000   Silverthorne, Summit County Sales
             Tax, 5.625%, 04/15/13, Optional
             04/15/05 @ 100.00,  FSA              Aaa/AAA               255,848
   100,000   Thornton, Adams County,
             Sales and Use Tax
             4.95%, 09/01/04, Optional
             09/01/02 @ 101.00, FGIC              Aaa/AAA               101,947
                                                                     ----------
                                                                      2,669,447
                                                                     ----------

             TRANSPORTATION  0.60%
-------------------------------------------------------------------------------
   100,000   Regional Transportation District
             RTD Sales Tax
             7.00%, 11/01/98, FGIC                Aaa/AAA               105,701
                                                                     ----------

             UTILITY  9.93%
-------------------------------------------------------------------------------
             Boulder, Boulder County
             Water & Sewer:
    75,000     5.75%, 12/01/06, Optional
               12/01/02 @ 100.00                  Aa/AA                  78,719
   500,000     5.50%, 12/01/11, Optional
               12/01/06 @ 100                     Aa/AA                 512,370
   250,000   Central Weld County Water
             District, 5.25%, 12/01/05,
             Optional 12/01/03 @
             100.00, MBIA                         Aaa/AAA               259,033
             Colorado Springs, El Paso
             County Utilities Systems:
   100,000     6.40%, 11/15/02,
               Optional 11/15/01  @ 102.00        Aa/AA                 110,280
   250,000     5.75%, 11/15/10, Optional
               11/15/06 @ 100                     Aa/AA                 261,370
   250,000   Fort Collins, Larimer County
             Wastewater Utility Enterprise
             Sewer, 5.375%, 12/01/09,
             Optional 12/01/05 @ 100.00,
             FGIC                                 Aaa/AAA               253,833
   100,000   Lafayette, Boulder County
             Sewer, 4.95%, 09/01/05, FGIC         Aaa/AAA               102,203
   100,000   Platte River Power Authority
             5.75%, 06/01/04 Optional
             06/01/02 @ 102                       Aa/A+                 106,992
    50,000   Ute Water Conservancy District,
             Mesa County, 7.60%, 06/15/01,
             Prerefunded 06/15/97
             @ 100.00, AMBAC                      Aaa/AAA                50,998
                                                                     ----------
                                                                      1,735,798
                                                                     ----------

TOTAL REVENUE BONDS
  (Cost $4,850,961)                                                   5,044,779
                                                                     ----------

   Shares
   ------
              MUTUAL FUNDS  12.49%
-------------------------------------------------------------------------------
   830,136   Provident Institutional
             Municipal Fund                                             831,626
   850,000   Dreyfus Tax-Exempt                                         850,714
   500,000   Federated Tax-Free Trust                                   500,127
                                                                     ----------
(Cost $2,182,467)                                                     2,182,467
                                                                     ----------

TOTAL INVESTMENTS
   (Cost $17,876,005)                             105.59%           $18,454,781
  Liabilities in Excess of
    Other Assets                                   (5.59%)             (977,709)
                                                -------------------------------
  NET ASSETS                                      100.00%           $17,477,072
                                                -------------------------------
                                                -------------------------------

  *See Note 1 of Notes to Financial Statements.


---------------------------------------------------------------------------- 19

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 29, 1996 (UNAUDITED)


                                      MIDCO          Blue       Small-Cap       Growth     Intermediate-    Long-        Colorado
                                      Growth         Chip      Opportunity    and Income      Term          Term        Tax-Exempt
                                       Fund          Fund          Fund          Fund       Bond Fund     Bond Fund        Fund
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME
Dividends                               746,666       678,019       134,131       183,166             -             -             -
Interest                                800,339        21,363        50,921        48,030     2,617,524       917,110       419,607
-----------------------------------------------------------------------------------------------------------------------------------
Total Income                          1,547,005       699,382       185,052       231,196     2,617,524       917,110       419,607
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fee               2,006,974       206,013       127,220        78,883       178,127        56,111        39,449
Administrative fee                      926,295        95,055        38,148        36,408       118,751        37,366        23,632
Fund accounting                         112,096        15,969        14,346        14,384        16,336        14,615        13,952
Legal                                    74,786         8,149         2,776         2,974         9,856         3,079         1,631
Audit                                     7,230         3,988         3,241         3,740         5,485         3,491         3,241
Custodian                                33,892         6,201         2,543         2,427         7,624         2,491         1,576
Amortization of
  organization costs                          0             0         8,832             0             0             0             0
Transfer agency                         208,403        25,333        10,335        32,636        18,637         8,303         2,354
Printing                                 52,116         5,503         2,131         2,184         6,793         2,184         1,176
Insurance                                18,661         1,864           618           773         2,596           794           378
Registration                             57,404         9,109         6,095         8,900         9,617         7,887         1,232
Trustee fee                              28,331         3,056         1,192         1,222         3,764         1,233           674
Other                                    35,359         5,667         2,138         1,494         4,638         1,516           681
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses                        3,561,547       385,907       219,615       186,025       382,224       139,070        89,976
Expenses waived by:
  Investment advisor                          0       (14,238)      (48,930)      (40,517)      (34,507)      (16,556)      (39,449)
  Custodian                             (33,892)       (6,201)       (2,543)       (2,427)       (7,624)       (2,491)       (1,576)
  Co-Administrators                           0        (1,155)       (2,831)       (3,276)       (3,615)       (1,736)       (9,586)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                          3,527,655       364,313       165,311       139,805       336,478       118,287        39,365
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
  (LOSS)                             (1,980,650)      335,069        19,741        91,391     2,281,046       798,823       380,242
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain (loss) from
  investment transactions            51,019,817     5,701,450       773,723     1,387,988       (26,226)       78,376       (16,938)
-----------------------------------------------------------------------------------------------------------------------------------

Unrealized appreciation
  (depreciation) of investments:
  Beginning of period               224,240,350    16,896,111     5,147,444     5,137,283      (930,828)      127,456       155,686
  End of period                     185,310,422    18,349,415     6,552,357     5,805,252     1,325,163     1,593,780       578,776
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments                    (38,929,928)    1,453,304     1,404,913       667,969     2,255,991     1,466,324       423,090
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                  12,089,889     7,154,754     2,178,636     2,055,957     2,229,765     1,544,700       406,152
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            10,109,239     7,489,823     2,198,377     2,147,348     4,510,811     2,343,523       786,394
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS


20  ----------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS                                                     MIDCO Growth Fund
                                                                        ---------------------------------------------
                                                                        For the Six Months Ended   For the Year Ended
                                                                          November 29, 1996(1)        May 31, 1996
                                                                        ------------------------   ------------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                            $(1,980,650)             $(2,264,013)
Net realized gain on investments                                                51,019,817               53,405,690
Net change in unrealized appreciation                                          (38,929,928)             126,272,343
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            10,109,239              177,414,020
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gain on investments
  Institutional class                                                                    0              (19,218,923)
  Retail class                                                                           0                        0
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                         10,109,239              158,195,097
---------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets derived from
  institutional class beneficial interest transactions - Note 2                (37,800,714)             101,245,432
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from
  retail class beneficial interest transactions - Note 2                                 0              (30,387,017)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                          (27,691,475)             229,053,512

NET ASSETS:
Beginning of period                                                            656,489,726              427,436,214
---------------------------------------------------------------------------------------------------------------------
End of period (including over distributed net investment
  income of ($5,111,294) and ($3,130,644), respectively)                      $628,798,251             $656,489,726
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS                                                       Blue Chip Fund
                                                                        ---------------------------------------------
                                                                        For the Six Months Ended   For the Year Ended
                                                                          November 29, 1996(1)        May 31, 1996
                                                                        ------------------------   ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                             $335,069                 $934,337
Net realized gain on investments                                                 5,701,450                8,541,198
Net change in unrealized appreciation                                            1,453,304                6,772,530
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             7,489,823               16,248,065
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                              (391,422)                (976,769)
Distributions to shareholders from net realized gain on investments                      0               (4,826,591)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                          7,098,401               10,444,705
---------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                      4,509,651               17,435,317
Shares issued in reinvestment of dividends                                         343,133                5,209,936
---------------------------------------------------------------------------------------------------------------------
                                                                                 4,852,784               22,645,253
Shares redeemed                                                                (17,786,693)             (17,349,667)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions             (12,933,909)               5,295,586
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                           (5,835,508)              15,740,291

NET ASSETS:
Beginning of period                                                             68,285,572               52,545,281
---------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net
  investment income of $128,061 and $184,414, respectively)                    $62,450,064              $68,285,572
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

(1) Unaudited


SEE NOTES TO FINANCIAL STATEMENTS


----------------------------------------------------------------------------  21


STATEMENT OF CHANGES IN NET ASSETS                                                          Small-Cap
                                                                                        Opportunity Fund
                                                                        ---------------------------------------------
                                                                        For the Six Months Ended   For the Year Ended
                                                                          November 29, 1996(1)        May 31, 1996
                                                                        ------------------------   ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                              $19,741                  $40,704
Net realized gain on investments                                                   773,723                1,021,344
Net unrealized appreciation                                                      1,404,913                4,453,584
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             2,198,377                5,515,632
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income
  Institutional class                                                              (19,045)                 (48,100)
  Retail class                                                                           0                     (895)
Distributions to shareholders from net realized gain on investments
  Institutional class                                                                    0                 (421,504)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                          2,179,332                5,045,133
---------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets derived from
  institutional class beneficial interest transactions - Note 2                  9,907,445                9,334,752
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from
  retail class beneficial interest transactions - Note 2                                 0               (1,065,766)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                      12,086,777               13,314,119

NET ASSETS:
Beginning of period                                                             23,951,012               10,636,893
---------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $1,174 and $478, respectively)                                     $36,037,789              $23,951,012
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS                                                  Growth and Income Fund
                                                                        ---------------------------------------------
                                                                        For the Six Months Ended   For the Year Ended
                                                                          November 29, 1996(1)        May 31, 1996
                                                                        ------------------------   ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                              $91,391                 $370,186
Net realized gain on investments                                                 1,387,988                3,440,453
Net unrealized appreciation                                                        667,969                2,696,285
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             2,147,348                6,506,924
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income
  Institutional class                                                             (128,949)                (518,985)
  Retail class                                                                           0                  (21,581)
Distributions to shareholders from net realized gain on investments
  Institutional class                                                                    0               (1,458,171)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                          2,018,399                4,508,187
---------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets derived from
  institutional class beneficial interest transactions - Note 2                 (5,295,925)              (5,892,042)
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from
  retail class beneficial interest transactions - Note 2                                 0               (4,128,687)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                      (3,277,526)              (5,512,542)

NET ASSETS:
Beginning of period                                                             25,387,403               30,899,945
---------------------------------------------------------------------------------------------------------------------
End of period (including over distributed net investment income
  of ($181,514) and ($143,956), respectively)                                  $22,109,877              $25,387,403
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

(1) Unaudited


SEE NOTES TO FINANCIAL STATEMENTS


22  ----------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS                                              Intermediate-Term Bond Fund
                                                                        ---------------------------------------------
                                                                        For the Six Months Ended   For the Year Ended
                                                                          November 29, 1996(1)        May 31, 1996
                                                                        ------------------------   ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                           $2,281,046               $5,255,183
Net realized gain (loss) on investments                                            (26,226)                 849,471
Net change in unrealized appreciation (depreciation)                             2,255,991               (2,091,659)
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             4,510,811                4,012,995
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income
  Institutional class                                                           (2,284,893)              (5,220,333)
  Retail class                                                                           0                  (52,026)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                          2,225,918               (1,259,364)
---------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets derived from
  institutional class beneficial interest transactions - Note 2                (12,741,521)             (13,314,494)
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from
  retail class beneficial interest transactions - Note 2                                 0               (2,577,091)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                     (10,515,603)             (17,150,949)

NET ASSETS:
Beginning of period                                                             83,038,636              100,189,585
---------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $81,434 and $85,280, respectively)                                        $72,523,033              $83,038,636
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS                                                    Long-Term Bond Fund
                                                                        ---------------------------------------------
                                                                        For the Six Months Ended   For the Year Ended
                                                                          November 29, 1996(1)        May 31, 1996
                                                                        ------------------------   ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                             $798,823               $1,824,654
Net realized gain on investments                                                    78,376                  810,714
Net change in unrealized appreciation                                            1,466,324               (1,392,287)
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             2,343,523                1,243,081
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                              (798,993)              (1,851,721)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                          1,544,530                 (608,640)
---------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                      2,808,125                6,252,499
Shares issued in reinvestment of dividends                                         739,008                1,672,703
---------------------------------------------------------------------------------------------------------------------
                                                                                 3,547,133                7,925,202
Shares redeemed                                                                 (5,827,580)             (15,686,515)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions              (2,280,447)              (7,761,313)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                        (735,917)              (8,369,953)

NET ASSETS:
Beginning of period                                                             25,070,259               33,440,212
---------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $29,181 and $29,351, respectively)                                        $24,334,342              $25,070,259
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

(1) Unaudited


SEE NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------  23


STATEMENT OF CHANGES IN NET ASSETS                                                 Colorado Tax-Exempt Fund
                                                                        ---------------------------------------------
                                                                        For the Six Months Ended   For the Year Ended
                                                                          November 29, 1996(1)        May 31, 1996
                                                                        ------------------------   ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                             $380,242                 $553,534
Net realized loss on investments                                                   (16,938)                  (7,226)
Net change in unrealized appreciation                                              423,090                 (139,747)
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               786,394                  406,561
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                              (376,795)                (540,156)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                            409,599                 (133,595)
---------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                      3,893,561                3,597,527
Shares issued in reinvestment of dividends                                         269,679                  347,227
---------------------------------------------------------------------------------------------------------------------
                                                                                 4,163,240                3,944,754
Shares redeemed                                                                 (1,017,507)                (681,115)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions               3,145,733                3,263,639
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                       3,555,332                3,130,044

NET ASSETS:
Beginning of period                                                             13,921,740               10,791,696
---------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $15,172 and $11,725, respectively)                                        $17,477,072              $13,921,740
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

(1) Unaudited


SEE NOTES TO FINANCIAL STATEMENTS


24  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                                MIDCO Growth Fund
                                                  -----------------------------------------------------------------------------

                                                  For the Six Months                         For the Year
                                                  Ended November 29,                         Ended May 31,
                                                  ------------------   --------------------------------------------------------
                                                       1996(3)            1996        1995        1994        1993        1992
                                                  ------------------   --------      ------      ------      ------      ------
Net asset value - beginning of period                  $22.90            $17.12      $16.09      $15.79      $14.38      $14.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                            (0.08)            (0.08)       0.00        0.00        0.04        0.06
Net realized and unrealized gain on
  investments                                            0.46              6.58        1.56        1.34        2.48        1.84
---------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  0.38              6.50        1.56        1.34        2.52        1.90
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                     0.00              0.00        0.00        0.00        0.00       (0.32)
Distributions from net realized gain on
  investments                                            0.00             (0.72)      (0.53)      (1.03)      (1.11)      (1.20)
Return of Capital                                        0.00              0.00        0.00       (0.01)       0.00        0.00
---------------------------------------------------------------------------------------------------------------------------------
Total dividends, distributions, and return of capital
  to shareholders                                        0.00             (0.72)      (0.53)      (1.04)      (1.11)      (1.52)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                        $23.28            $22.90      $17.12      $16.09      $15.79      $14.38
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                                            1.66%            38.62%      10.05%       8.37%      18.04%      14.09%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $628,798          $656,490    $401,760    $335,453    $231,595    $180,681
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                            1.14%(2)          1.08%       0.94%       0.84%       0.83%       0.80%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  net assets                                           (0.64%)(2)        (0.42%)     (0.03%)     (0.09%)      0.04%       0.12%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                   1.15%(2)          1.10%       0.96%       0.87%       0.85%       0.85%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  net assets without fee waivers                       (0.65%)(2)        (0.44%)     (0.05%)     (0.12%)      0.02%       0.07%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                            28.39%            62.83%      50.19%      52.05%      56.23%      48.17%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate (4)                             .0475                 -           -           -           -           -
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 29, 1996 were $169,135,806 and $217,591,961, respectively.
(2) Annualized.
(3) Unaudited.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------- 25

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                               Blue Chip Fund
                                                  -----------------------------------------------------------------------------

                                                  For the Six Months                         For the Year
                                                  Ended November 29,                         Ended May 31,
                                                  ------------------   --------------------------------------------------------
                                                       1996(3)            1996        1995        1994        1993        1992
                                                  ------------------   --------      ------      ------      ------      ------
Net asset value - beginning of period                  $17.41            $14.70      $12.70      $13.87      $13.35      $12.68
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.10              0.25        0.23        0.40        0.34        0.28
Net realized and unrealized gain on
   investments                                           2.07              4.03        2.12        0.04        1.13        0.95
---------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  2.17              4.28        2.35        0.44        1.47        1.23
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                    (0.11)            (0.27)      (0.16)      (0.43)      (0.21)      (0.35)
Distributions from net realized gain on
   investments                                           0.00             (1.30)      (0.19)      (1.18)      (0.74)      (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
   shareholders                                         (0.11)            (1.57)      (0.35)      (1.61)      (0.95)      (0.56)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                        $19.47            $17.41      $14.70      $12.70      $13.87      $13.35
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                                           12.52%            30.48%      19.03%       3.12%      11.62%      10.02%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $62,450           $68,286     $52,545     $36,674     $28,176     $30,572
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                            1.15%(2)          1.10%       1.01%       1.06%       0.99%       0.91%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                            1.05%(2)          1.52%       1.78%       2.30%       2.37%       2.17%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   without fee waivers                                  1.21%(2)          1.25%       1.06%       1.09%       1.02%       0.97%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets without fee waivers                             .99%(2)          1.38%       1.73%       2.27%       2.34%       2.11%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                            19.78%            65.11%      61.72%      41.32%      85.53%     123.91%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate (4)                             .0500                 -           -           -           -           -
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 29, 1996 were $12,319,938 and $21,540,232, respectively.
(2) Annualized.
(3) Unaudited.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


SEE NOTES TO FINANCIAL STATEMENTS

26 ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                   Small-Cap Opportunity Fund
                                                  ------------------------------------------------------

                                                  For the Six Months             For the Year
                                                  Ended November 29,             Ended May 31,
                                                  ------------------   ---------------------------------
                                                       1996(4)            1996        1995       1994(1)
                                                  ------------------   --------      ------      ------
Net asset value - beginning of period                  $21.35            $15.95      $14.97      $15.00
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.02              0.04        0.09        0.05
Net realized and unrealized gain (loss) on
  investments                                            1.40              5.86        1.11       (0.05)
----------------------------------------------------------------------------------------------------------
Total income from investment operations                  1.42              5.90        1.20        0.00
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                    (0.02)            (0.06)      (0.10)      (0.03)
Distributions from net realized gain on
  investments                                            0.00             (0.44)      (0.12)       0.00
----------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                          (0.02)            (0.50)      (0.22)      (0.03)
----------------------------------------------------------------------------------------------------------
Net asset value - end of period                        $22.75            $21.35      $15.95      $14.97
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Total return                                            6.64%            37.49%       8.15%      (0.07%)(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                       $36,038           $23,951      $9,703      $2,159
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                            1.29%(3)          1.30%       1.27%       1.38%(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                            0.15%(3)          0.24%       0.61%       1.00%(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   without fee waivers                                  1.71%(3)          2.20%       2.77%       6.56%(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
  without fee waivers                                  (0.27%)(3)        (0.67%)     (0.89%)     (4.18%)(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (2)                            29.83%            47.83%      59.17%      64.31%(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Average commission rate (5)                             .0477                 -           -           -
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

(1) The Fund commenced operations on December 28, 1993.
(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 29, 1996 were $18,080,697 and $7,329,695, respectively.
(3) Annualized.
(4) Unaudited.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.



SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------- 27

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                              Growth and Income Fund
                                                  -----------------------------------------------------------------------------

                                                  For the Six Months                         For the Year
                                                  Ended November 29,                         Ended May 31,
                                                  ------------------   --------------------------------------------------------
                                                       1996(3)            1996        1995        1994        1993        1992
                                                  ------------------   --------      ------      ------      ------      ------
Net asset value - beginning of period:                 $12.32            $10.50      $10.62      $11.51      $10.99      $10.10
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.02              0.15        0.20        0.51        0.32        0.32
Net realized and unrealized gain (loss) on
  investments                                            1.17              2.57        0.15       (0.30)       0.68        1.05
---------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  1.19              2.72        0.35        0.21        1.00        1.37
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                    (0.06)            (0.24)      (0.21)      (0.54)      (0.20)      (0.43)
Distributions from net realized gain on
  investments                                            0.00             (0.66)      (0.26)      (0.56)      (0.28)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                          (0.06)            (0.90)      (0.47)      (1.10)      (0.48)      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                        $13.45            $12.32      $10.50      $10.62      $11.51      $10.99
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                                            9.73%            27.25%       3.73%       1.71%       9.41%      14.12%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $22,110           $25,387     $27,029     $42,644     $35,791     $25,128
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                            1.15%(2)          1.22%       1.17%       1.03%       0.99%       0.95%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                            0.75%(2)          1.34%       2.09%       4.45%       2.75%       3.03%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   without fee waivers                                  1.53%(2)          1.51%       1.22%       1.06%       1.03%       1.02%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets without fee waivers                            0.37%(2)          1.05%       2.04%       4.42%       2.71%       2.96%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                            23.52%            88.31%      81.14%      53.86%      61.24%      68.56%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate (4)                             .0492                 -           -           -           -           -
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 29, 1996 were $5,439,739 and $10,115,227, respectively.
(2) Annualized.
(3) Unaudited.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.



SEE NOTES TO FINANCIAL STATEMENTS

28 ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                           Intermediate-Term Bond Fund
                                                  -----------------------------------------------------------------------------

                                                  For the Six Months                         For the Year
                                                  Ended November 29,                         Ended May 31,
                                                  ------------------   --------------------------------------------------------
                                                       1996(3)            1996        1995        1994        1993        1992
                                                  ------------------   --------      ------      ------      ------      ------
Net asset value - beginning of period                  $10.10            $10.27      $10.02      $10.70      $10.14       $9.80
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.30              0.60        0.58        0.55        0.67        0.78
Net realized and unrealized gain (loss) on
  investments                                            0.29             (0.17)       0.27       (0.52)       0.53        0.39
---------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  0.59              0.43        0.85        0.03        1.20        1.17
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                    (0.30)            (0.60)      (0.60)      (0.53)      (0.64)      (0.83)
Distributions from net realized gain on
  investments                                            0.00              0.00        0.00       (0.18)       0.00        0.00
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                          (0.30)            (0.60)      (0.60)      (0.71)      (0.64)      (0.83)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                        $10.39            $10.10      $10.27      $10.02      $10.70      $10.14
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                                            5.89%             4.26%       8.93%       0.10%      12.16%      12.42%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                       $72,523           $83,039     $97,619     $88,965     $99,469     $87,712
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                            0.85%(2)          0.81%       0.77%       0.68%       0.65%       0.61%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                            5.74%(2)          5.78%       5.86%       5.03%       6.37%       7.73%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   without fee waivers                                  0.96%(2)          0.92%       0.80%       0.70%       0.67%       0.65%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
  without fee waivers                                   5.63%(2)          5.67%       5.83%       5.00%       6.35%       7.69%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                            19.22%            71.97%      60.86%      65.04%      87.17%      53.92%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 29, 1996 were $14,541,011 and $25,546,298, respectively.
(2) Annualized.
(3) Unaudited.



SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------- 29

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                                  Long-Term Bond Fund
                                                  -----------------------------------------------------------------------------

                                                  For the Six Months                         For the Year
                                                  Ended November 29,                         Ended May 31,
                                                  ------------------   --------------------------------------------------------
                                                       1996(3)            1996        1995        1994        1993        1992
                                                  ------------------   --------      ------      ------      ------      ------
Net asset value - beginning of period                   $9.59             $9.87       $9.22      $11.25      $10.60      $10.01
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.31              0.61        0.59        0.62        0.77        0.80
Net realized and unrealized gain (loss) on
  investments                                            0.62             (0.27)       0.66       (0.51)       0.99        0.56
---------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  0.93              0.34        1.25        0.11        1.76        1.36
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders
Dividends from net investment income                    (0.31)            (0.62)      (0.60)      (0.62)      (0.78)      (0.77)
Distributions from net realized gain on
  investments                                            0.00              0.00        0.00       (1.52)      (0.33)       0.00
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                          (0.31)            (0.62)      (0.60)      (2.14)      (1.11)      (0.77)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                        $10.21             $9.59       $9.87       $9.22      $11.25      $10.60
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                                            9.91%             3.41%      14.37%       (.25%)     17.40%      14.04%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $24,334           $25,070     $33,440     $26,962     $26,281     $30,800
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                            0.95%(2)          0.90%       0.94%       0.89%       0.77%       0.70%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                            6.42%(2)          6.07%       6.54%       5.74%       6.63%       7.59%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   without fee waivers                                  1.12%(2)          1.07%       0.99%       0.92%       0.80%       0.74%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
  without fee waivers                                   6.25%(2)          5.90%       6.49%       5.71%       6.60%       7.55%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                            23.07%            33.10%      25.09%      52.82%      79.16%      51.79%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 29, 1996 were $5,536,784 and $7,329,695, respectively.
(2) Annualized.
(3) Unaudited.



SEE NOTES TO FINANCIAL STATEMENTS

30 ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                                Colorado Tax-Exempt Fund
                                                  -----------------------------------------------------------------------------

                                                  For the Six Months                         For the Year
                                                  Ended November 29,                         Ended May 31,
                                                  ------------------   --------------------------------------------------------
                                                       1996(4)            1996        1995        1994        1993        1992
                                                  ------------------   --------      ------      ------      ------      ------
Net asset value - beginning of period                  $10.61            $10.70      $10.52      $10.71      $10.25      $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.25              0.52        0.52        0.53        0.57        0.58
Net realized and unrealized gain (loss) on
  investments                                            0.27             (0.10)       0.20       (0.19)       0.46        0.23
---------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  0.52              0.42        0.72        0.34        1.03        0.81
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                    (0.25)            (0.51)      (0.54)      (0.53)      (0.57)      (0.56)
Distributions from net realized gain on
  investments                                            0.00              0.00        0.00        0.00        0.00        0.00
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                          (0.25)            (0.51)      (0.54)      (0.53)      (0.57)      (0.56)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                        $10.88            $10.61      $10.70      $10.52      $10.71      $10.25
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                                            4.99%             3.97%       7.16%       3.22%      10.27%       8.36%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $17,477           $13,922     $10,792     $10,553      $7,326      $4,511
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                            0.50%(3)          0.44%       0.42%       0.27%       0.22%       0.11%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                            4.79%(3)          4.87%       5.03%       4.98%       5.45%       5.84%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   without fee waivers                                  1.13%(3)          1.43%       1.62%       1.59%       1.88%       1.65%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
  without fee waivers                                   4.16%(3)          3.88%       3.83%       3.65%       3.79%       4.30%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (2)                            20.97%            10.23%       3.15%       9.76%       1.82%      12.95%
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations was June 1, 1991.
(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 29, 1996 were $5,512,015 and $3,180,590, respectively.
(3) Annualized.
(4) Unaudited.



SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------- 31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Westcore Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as an open ended management investment company. Interests in the MIDCO Growth, Blue Chip, Small-Cap Opportunity, Growth and Income, Intermediate-Term Bond, Long-Term Bond and Colorado Tax-Exempt Funds ("the Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds, for book and tax purposes, have a fiscal year ending May 31. From October 11, 1993 to September 30, 1995, the MIDCO Growth, Small-Cap Opportunity, Growth and Income and Intermediate-Term Bond Funds offered Institutional and Retail classes of shares with a front-end load and their own distribution/administrative service plan. On October 1, 1995 the Retail class was merged into the Institutional class at the respective net asset value per share. The distribution/administrative service plan on the Retail class was discontinued. The front-end sales load on all the Funds was also discontinued.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     INVESTMENT VALUATION - Securities of the Funds are valued at 4:00 p.m. (Eastern time) on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 1996 the Intermediate-Term Bond and Colorado Tax-Exempt Funds had available for federal income tax purposes unused capital loss carryovers of approximately $1,783,000 and $4,500, respectively, which will expire through 2003.

     DISTRIBUTIONS -   Distributions of net investment income are distributed
annually for the MIDCO Growth Fund, quarterly for the Blue Chip, Small-Cap Opportunity and Growth and Income Funds and monthly for the Intermediate-Term Bond, Long-Term Bond and Colorado Tax-Exempt Funds. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

     ORGANIZATION COSTS - Costs incurred in connection with the organization, initial registration and public offering of shares have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty (60) months, from the Funds' commencement of operations.

     OTHER - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discount, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.



32  ---------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

     On November 29, 1996, there was an unlimited number of no par value shares of beneficial interest authorized for each class of shares. Transactions in shares of beneficial interest were as follows:


                                                                                           MIDCO Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                          For the Six Months                  For the Year
                                                                        Ended November 29, 1996            Ended May 31, 1996
                                                                     ---------------------------       ---------------------------
                                                                      Shares           Amount           Shares           Amount
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS:
Shares sold                                                           3,934,022      $87,256,782        7,169,895     $142,973,591
Shares issued in reinvestment of dividends                                    0                0          949,284       18,492,060
Shares exchanged from retail class into institutional class                   0                0        1,521,981       30,820,114
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                 3,934,022       87,256,782        9,641,160      192,285,765
Shares redeemed                                                      (5,582,695)    (125,057,496)      (4,438,468)     (91,040,333)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                              (1,648,673)    $(37,800,714)       5,202,692     $101,245,432
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

RETAIL CLASS:
Shares sold                                                                   0               $0          101,559       $1,926,763
Shares issued in reinvestment of dividends                                    0                0                0                0
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                         0                0          101,559        1,926,763
Shares redeemed                                                               0                0          (78,351)      (1,493,666)
Shares exchanged from retail class into institutional class                   0                0       (1,524,993)     (30,820,114)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                                  0               $0       (1,501,785)    $(30,387,017)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


                                                                                              Blue Chip Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Six Months               For the Year
                                                                             Ended November 29,               Ended May 31,
                                                                             -----------------             -----------------
                                                                                    1996                          1996
                                                                             -----------------             -----------------
Shares sold                                                                        259,806                     1,073,492
Shares issued in reinvestment of dividends                                          19,743                       333,778
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                              279,549                     1,407,270
Shares redeemed                                                                   (993,859)                   (1,059,656)
Net increase (decrease) in shares                                                 (714,310)                      347,614
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------  33


                                                                                              Small-Cap
                                                                                           Opportunity Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                          For the Six Months                  For the Year
                                                                        Ended November 29, 1996            Ended May 31, 1996
                                                                     ---------------------------       ---------------------------
                                                                      Shares           Amount           Shares           Amount
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS:
Shares sold                                                             501,431      $10,735,418          497,964       $9,077,026
Shares issued in reinvestment of dividends                                  803           16,615           24,014          444,359
Shares exchanged from retail class into institutional class                   0                0           58,947        1,071,652
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                   502,234       10,752,033          580,925       10,593,037
Shares redeemed                                                         (40,211)        (844,588)         (67,659)      (1,258,285)
----------------------------------------------------------------------------------------------------------------------------------
Net increase                                                            462,023       $9,907,445          513,266       $9,334,752
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

RETAIL CLASS:
Shares sold                                                                   0               $0            2,359          $40,334
Shares issued in reinvestment of dividends                                    0                0               49              886
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                         0                0            2,408           41,220
Shares redeemed                                                               0                0           (2,064)         (35,334)
Shares exchanged from retail class into institutional class                   0                0          (58,914)      (1,071,652)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                                  0               $0          (58,570)     $(1,065,766)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


                                                                                            Growth and Income Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                          For the Six Months                  For the Year
                                                                        Ended November 29, 1996            Ended May 31, 1996
                                                                     ---------------------------       ---------------------------
                                                                      Shares           Amount           Shares           Amount
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS:
Shares sold                                                             270,342       $3,409,180          497,475       $5,580,398
Shares issued in reinvestment of dividends                                7,423           92,076          150,670        1,624,668
Shares exchanged from retail into institutional class                         0                0          349,815        3,921,431
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                   277,765        3,501,256          997,960       11,126,497
Shares redeemed                                                        (693,885)      (8,797,181)      (1,511,113)     (17,018,539)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                           (416,120)     $(5,295,925)        (513,153)     $(5,892,042)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

RETAIL CLASS:
Shares sold                                                                   0               $0           13,368         $145,165
Shares issued in reinvestment of dividends                                    0                0            1,911           21,221
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                         0                0           15,279          166,386
Shares redeemed                                                               0                0          (34,087)        (373,642)
Shares exchanged from retail into institutional class                         0                0         (349,504)      (3,921,431)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                                  0               $0         (368,312)     $(4,128,687)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

34  ---------------------------------------------------------------------------

                                                                                     Intermediate-Term Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                          For the Six Months                  For the Year
                                                                        Ended November 29, 1996            Ended May 31, 1996
                                                                     ---------------------------       ---------------------------
                                                                      Shares           Amount           Shares           Amount
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS:
Shares sold                                                           1,012,058      $10,320,263        1,832,976      $18,925,545
Shares issued in reinvestment of dividends                              180,662        1,837,596          401,174        4,126,393
Shares exchanged from retail class into institutional class                   0                0          270,324        2,781,631
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                 1,192,720       12,157,859        2,504,474       25,833,569
Shares redeemed                                                      (2,440,607)     (24,899,380)      (3,786,468)     (39,148,063)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                         (1,247,887)    $(12,741,521)      (1,281,994)    $(13,314,494)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

RETAIL CLASS:
Shares sold                                                                   0               $0           39,293         $404,991
Shares issued in reinvestment of dividends                                    0                0            4,402           45,023
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                         0                0           43,695          450,014
Shares redeemed                                                               0                0          (23,810)        (245,474)
Shares exchanged from retail class into institutional class                   0                0         (270,061)      (2,781,631)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                                  0               $0         (250,176)     $(2,577,091)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                                                           Long-Term Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Six Months               For the Year
                                                                             Ended November 29,               Ended May 31,
                                                                             -----------------             -----------------
                                                                                    1996                          1996
                                                                             -----------------             -----------------
Shares sold                                                                        288,508                       628,595
Shares issued in reinvestment of dividends                                          75,974                       168,046
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                              364,482                       796,641
Shares redeemed                                                                   (596,101)                   (1,570,539)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares                                                            (231,619)                     (773,898)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                                                        Colorado Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Six Months               For the Year
                                                                             Ended November 29,               Ended May 31,
                                                                                    1996                          1996
                                                                             -----------------             -----------------
Shares sold                                                                        363,479                       334,258
Shares issued in reinvestment of dividends                                          25,169                        32,305
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                              388,648                       366,563
Shares redeemed                                                                    (94,553)                      (63,463)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in shares                                                             294,095                       303,100
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------  35

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS


                                                   MIDCO             Blue           Small-Cap         Growth
                                                   Growth            Chip          Opportunity      and Income
                                                    Fund             Fund             Fund             Fund
                                                    ----             ----             ----             ----
As of November 29, 1996
Gross appreciation (excess of
  value over cost)                              $204,326,403      $20,157,922       $6,821,476       $5,878,859
Gross depreciation (excess of
  cost over value)                               (19,015,981)      (1,808,507)        (269,119)         (73,607)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                     $185,310,422      $18,349,415       $6,552,357       $5,805,252
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


                                                          Intermediate-      Long-Term        Colorado
                                                            Term Bond          Bond          Tax-Exempt
                                                              Fund             Fund             Fund
                                                              ----             ----             ----
As of November 29, 1996
Gross appreciation (excess of
  value over cost)                                          $1,609,533       $1,686,824          $578,776
Gross depreciation (excess of
  cost over value)                                            (284,370)         (93,044)             -
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                 $1,325,163       $1,593,780          $578,776
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC, ("DIA") for all Funds. DIA succeeded First Interstate Capital Management, Inc. ("FICM") as investment advisor to the Long-Term Bond and the Colorado Tax-Exempt Fund on October 1, 1995. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders and contain terms and conditions similar to those which were in these Funds' former advisory agreement.

     Pursuant to its advisory agreement with the Trust, DIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 1.00%, 0.65%, 0.45%, 0.45% and 0.50% of the average net assets for MIDCO Growth, Blue Chip, Small-Cap Opportunity, Growth and Income, Intermediate-Term Bond, Long-Term Bond and Colorado Tax-Exempt Funds, respectively.

     Wells Fargo Bank, N.A. ("Custodian") is the custodian of the Funds. All custodial fees were waived by the Custodian for the six months ended November 29, 1996. In addition, DIA waived all of its advisory fees from the Colorado Tax-Exempt Fund. DIA also waived a portion of its advisory fees on the Blue Chip, Small-Cap Opportunity, Growth and Income, Intermediate-Term Bond and Long-Term Bond Funds.

     Certain officers of the Funds are also officers of DIA and ALPS Mutual Funds Services, Inc., ("ALPS"). All access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Trust's Code of Ethics.


36  ---------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER
   RELATED PARTY TRANSACTIONS (CONTINUED)

     Effective October 1, 1995, ALPS and DIA entered into a co-administration agreement to serve as the Funds co-administrators. ALPS and DIA are entitled to receive a fee from each Fund for its administrative services computed daily and payable monthly, at the annual rate of 0.30% of the Funds' average net assets. For the six months ended November 29, 1996, ALPS and DIA voluntarily waived a portion of their co-administration fee payable by certain Funds.

     Expenses for the Funds include legal fees paid to Drinker, Biddle & Reath. A partner of that firm is secretary of the Trust.

     Shareholders holding more than 5% of the Funds' outstanding shares as of November 29, 1996, constituted 38.59% of MIDCO Growth Fund, 78.39% of Blue Chip Fund, 78.45% of Small-Cap Opportunity Fund, 59.09% of Growth and Income Fund, 79.76% of Intermediate-Term Bond Fund, 81.87% of Long-Term Bond Fund and 65.47% of Colorado Tax-Exempt Fund.


5. RESTRICTED SECURITIES

The Intermediate-Term Bond and Long-Term Bond Funds own restricted securities purchased pursuant to Rule 144A of the Securities Act of 1933 (the Act).
Rule 144A securities amount to 4.09% and 2.92% of the Intermediate-Term Bond and Long-Term Bond Funds' Net Assets, respectively, at November 29, 1996 and are listed below.


                                                 Acquisition         Cost         Valuation per Unit as         Fair Value as
        Security                                     Date          per Unit       of November 29, 1996       Of November 29, 1996
        --------                                     ----          --------       ---------------------      --------------------

INTERMEDIATE-TERM BOND FUND

Bayer Corp., 6.50%, 10/01/02                       09/26/95          $99.42             $101.375                  $1,216,500

JETS Equipment Trust Ser. 95-B,
   7.83%, 02/15/15                                 07/01/95         $100.00              $106.00                   1,113,450

Corporate Property Investors,
   7.75%, 08/15/04                                 06/20/96        $100.104             $106.282                     637,689
                                                                                                               -------------

Total                                                                                                             $2,967,639
                                                                                                               -------------
                                                                                                               -------------
LONG-TERM BOND FUND

Bayer Corp., 6.50%, 10/01/02                       09/26/95          $99.33             $101.375                    $349,744

JETS Equipment Trust Ser. 95-B,
    7.83%, 02/15/15                                07/01/95         $100.00              $106.00                     360,840
                                                                                                               -------------

Total                                                                                                               $710,584
                                                                                                               -------------
                                                                                                               -------------


---------------------------------------------------------------------------  37

DEFINITION OF COMMON TERMS

CAPITAL GAIN (OR LOSS)

     The increase (or decrease) in the market value (price) of a security in your portfolio. If a stock or bond appreciates in price, there is a capital gain; if it depreciates there is a capital loss. A capital gain or loss is "realized" upon the sale of a security; if realized net capital gains exceed realized net capital losses, there may be a capital gain distribution to shareholders.

DIVIDEND

     Income generated by securities in a portfolio and distributed to shareholders after expenses are deducted. The Intermediate-Term Bond, Long-Term Bond and Colorado Tax-Exempt Funds pay monthly dividends, the Blue Chip, Small-Cap Opportunity and Growth and Income Funds pay dividends quarterly and the MIDCO Growth Fund pays dividends annually.

NET ASSET VALUE (NAV) PER SHARE

     The total market value of all securities and other assets held by a fund, minus any liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total value of your investment would be the NAV multiplied by the number of shares you own.

BOND RATINGS

     The quality of bonds can, to some degree, be determined from the ratings of prominent rating services such as: Moody's and Standard & Poor's. These ratings are used by government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. Many non-rated issues are sound investments. However, since Moody's and Standard & Poor's rate bonds on a fee basis, the number of non-rated issues may increase. The rating symbols used by two services are:

-----------------------------------------
                              STANDARD
               MOODY'S        & POOR'S
               INVESTORS      CORP.
               SERVICES,      Plus (+) or
               INC.           minus (-)
               ---------      -----------
Prime          Aaa            AAA
Excellent      Aa             AA
Good           A              A
Average        Baa            BBB
Fair           Ba             BB
Poor           B              B
Marginal       Caa            C
-----------------------------------------

SEC YIELD

     The SEC Yield was created by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put all funds which quote yield performance on a level playing field. The SEC formula eliminates income derived from capital gains, option writing, futures, or returns of capital. The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

PRICE/EARNINGS RATIO

     The Price/Earnings ratio is the price per share of a security divided by the earnings of the company per share. It gives investors an idea of how much they are paying for a company's earning power. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. High P/E stocks--those with multiples over 20--are typically young, fast-growing companies. Low P/E stocks tend to be in low-growth or mature industries, in stock groups that have fallen out of favor, or in established blue-chip companies with long records of earnings stability and regular dividends. In general, low P/E stocks have higher yields than high P/E stocks, which often pay no dividends at all.

TOTAL RETURN

     Total return measures a fund's performance, taking into account the reinvestment of any dividends or other distributions paid and the gain or loss in the value of the securities held in the portfolio. It may be expressed on an average annual basis or a cumulative basis (total change over a given period). In addition, total return may be expressed with or


38  ---------------------------------------------------------------------------
without the effects of sales charges or the reinvestment of dividends and capital gains.

     Whenever a fund reports any type of performance, it must also report the average annual total return according to the standardized calculation developed by the SEC. This standardized calculation was introduced to insure that investors can compare different funds on an equal basis. The SEC average annual total return calculation includes the effects of all of the fund's fees and sales charges, the effects of any expense waivers or reimbursements and assumes the reinvestment of all dividends and capital gains distributions.


DEFINITIONS FOR WESTCORE COLORADO TAX-EXEMPT FUND:

CERTIFICATES OF PARTICIPATION - Certificates of participation (COPs), or lease-secured bonds, represent a bondholder's proportionate interest in rental payments made under a municipal lease contract. The payments are normally made pursuant to a lease and trust agreement. This type of tax-exempt municipal leasing has become an attractive alternative to traditional bond financing.

INSURED BONDS - Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and/or interest on the bond. Examples of such companies would be MBIA (Municipal Bond Investors Assurance Corporation), or AMBAC (American Municipal Bond Assurance Corporation). Bonds insured by either MBIA or AMBAC are usually rated Aaa/AAA by Moody's/Standard & Poor's.

GENERAL OBLIGATION BONDS - General obligation bonds (GOs) are debts backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer's general tax fund. Examples of GOs include sidewalk bonds, sewer bonds, street bonds and so on. These bonds are also known as FULL FAITH AND CREDIT bonds because the debt is a general obligation of the issuer.

REVENUE BONDS
Revenue bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are payable only from the revenues derived from the facility. Examples of revenue bonds include toll bridges, roads, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.


---------------------------------------------------------------------------  39

           WESTCORE FUNDS     Better research makes the difference.










   Westcore Officers
        and Trustees:
                      Jack D. Henderson, Chairman
                      McNeil S. Fiske, Trustee
                      James B. O'Boyle, Trustee
                      Lyman E. Seely, Trustee
                      Robert L. Stamp, Trustee
                      Kenneth V. Penland, President
                      Mark Pougnet, Treasurer
                      W. Bruce McConnel, III, Secretary


            For More
    Information Call:
                      WESTCORE FUNDS

                      370 17th Street
                      Suite 2700
                      Denver, CO 80202

                      1-800-392-CORE (2673)

                      www.westcore.com




                      Distributed by ALPS Mutual Funds Services, Inc.,

                      member NASD.